UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3329

Variable Insurance Products Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.,

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

This report on Form N-CSR relates solely to the Registrant's VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP High Income Portfolio, VIP Overseas Portfolio and VIP Value Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Variable Insurance Products:
Equity-Income Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.54%
Actual		$ 1,000.00	$ 1,009.70	$ 2.69
HypotheticalA		$ 1,000.00	$ 1,022.12	$ 2.71
Service Class	.64%
Actual		$ 1,000.00	$ 1,009.20	$ 3.19
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Service Class 2.79%
Actual		$ 1,000.00	$ 1,008.40	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Investor Class	.62%
Actual		$ 1,000.00	$ 1,009.20	$ 3.09
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.*	4.5	4.2
Johnson & Johnson*	4.3	4.0
General Electric Co.	3.9	3.2
Chevron Corp.	3.0	2.8
Procter & Gamble Co.	2.5	2.5
Wells Fargo & Co.	2.2	2.0
United Parcel Service, Inc. Class B	2.2	2.2
The Blackstone Group LP*	1.9	1.5
IBM Corp.	1.8	1.5
Cisco Systems, Inc.*	1.8	2.6
	28.1
* Security or a portion of the security is pledged as collateral for call options written.
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.7	26.1
Information Technology	11.7	11.3
Industrials	11.4	11.1
Energy	10.9	10.7
Health Care	9.4	10.7
Asset Allocation (% of fund's net assets)
As of June 30, 2015 *		As of December 31, 2014 **
	Stocks 94.9%		Stocks 93.7%
	Bonds 0.9%		Bonds 3.0%
	Short-Term Investments and Net Other Assets (Liabilities) 4.2%		Short-Term Investments and Net Other Assets (Liabilities) 3.2%
	Other Investments 0.0%		Other Investments 0.1%
* Foreign investments	10.5%	** Foreign investments	8.7%
* Written options	(0.08)%	** Written options	(0.1)%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.8%
General Motors Co.	1,459,400	$ 48,641,802
Hotels, Restaurants & Leisure - 1.5%
Dunkin' Brands Group, Inc.	241,900	13,304,500
McDonald's Corp.	476,600	45,310,362
Yum! Brands, Inc.	346,700	31,230,736
		89,845,598
Household Durables - 0.5%
M.D.C. Holdings, Inc. (f)	477,700	14,316,669
Tupperware Brands Corp.	260,400	16,806,216
		31,122,885
Leisure Products - 0.9%
Mattel, Inc.	1,099,500	28,246,155
New Academy Holding Co. LLC unit (a)(k)(l)	127,200	23,679,552
		51,925,707
Media - 1.4%
Comcast Corp. Class A	1,412,543	84,950,336
Multiline Retail - 1.8%
Kohl's Corp.	195,975	12,269,995
Macy's, Inc.	474,200	31,994,274
Target Corp.	807,060	65,880,308
		110,144,577
Specialty Retail - 0.8%
Foot Locker, Inc.	411,885	27,600,414
GNC Holdings, Inc.	438,300	19,495,584
Stage Stores, Inc.	41,300	723,989
		47,819,987
TOTAL CONSUMER DISCRETIONARY		464,450,892
CONSUMER STAPLES - 8.1%
Beverages - 1.0%
Anheuser-Busch InBev SA NV ADR	135,600	16,362,852
Molson Coors Brewing Co. Class B	435,100	30,374,331
The Coca-Cola Co.	289,700	11,364,931
		58,102,114
Food & Staples Retailing - 2.5%
CVS Health Corp.	825,200	86,546,976
Tesco PLC	1,920,600	6,399,022
Wal-Mart Stores, Inc.	474,778	33,676,004
Walgreens Boots Alliance, Inc.	253,907	21,439,907
		148,061,909
Food Products - 0.9%
B&G Foods, Inc. Class A	287,313	8,197,040
Kellogg Co.	407,357	25,541,284
Sanderson Farms, Inc. (f)	90,500	6,801,980
The Hershey Co.	175,300	15,571,899
		56,112,203

	Shares	Value
Household Products - 2.5%
Procter & Gamble Co.	1,920,919	$ 150,292,703
Personal Products - 0.2%
Avon Products, Inc.	2,247,800	14,071,228
Tobacco - 1.0%
Philip Morris International, Inc.	408,084	32,716,094
Reynolds American, Inc. (i)	316,493	23,629,367
		56,345,461
TOTAL CONSUMER STAPLES		482,985,618
ENERGY - 10.6%
Energy Equipment & Services - 0.8%
Ensco PLC Class A	656,776	14,626,402
National Oilwell Varco, Inc.	223,706	10,800,526
Oceaneering International, Inc.	157,300	7,328,607
Schlumberger Ltd.	196,900	16,970,811
		49,726,346
Oil, Gas & Consumable Fuels - 9.8%
Anadarko Petroleum Corp.	492,686	38,459,069
Apache Corp.	705,468	40,656,121
Avance Gas Holding Ltd.	188,303	3,398,386
BG Group PLC	1,439,600	23,976,267
BW LPG Ltd.	409,051	3,500,733
Cameco Corp. (f)	318,700	4,559,783
Chevron Corp.	1,856,980	179,142,861
CONSOL Energy, Inc.	551,435	11,988,197
Foresight Energy LP	464,100	5,894,070
Golar LNG Ltd.	27,900	1,305,720
Kinder Morgan, Inc.	728,500	27,967,115
Legacy Reserves LP	1,049,901	8,997,652
Markwest Energy Partners LP (i)	670,229	37,787,511
Noble Energy, Inc.	470,700	20,089,476
Suncor Energy, Inc.	1,978,000	54,478,143
The Williams Companies, Inc. (i)	1,650,449	94,719,268
Williams Partners LP	648,156	31,390,195
		588,310,567
TOTAL ENERGY		638,036,913
FINANCIALS - 27.5%
Banks - 14.2%
Bank of America Corp.	3,209,700	54,629,094
BB&T Corp.	174,800	7,046,188
CIT Group, Inc.	226,838	10,545,699
Comerica, Inc.	709,148	36,393,475
First Niagara Financial Group, Inc.	1,979,514	18,686,612
FirstMerit Corp.	1,199,721	24,990,188
JPMorgan Chase & Co. (i)	4,019,964	272,392,761
KeyCorp	1,488,200	22,352,764
Lloyds Banking Group PLC	4,385,500	5,886,216
M&T Bank Corp.	625,491	78,142,591
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	3,807,800	$ 39,448,808
Standard Chartered PLC (United Kingdom)	1,147,431	18,371,561
SunTrust Banks, Inc.	1,220,800	52,518,816
U.S. Bancorp	1,935,938	84,019,709
Wells Fargo & Co.	2,321,186	130,543,501
		855,967,983
Capital Markets - 6.3%
Apollo Investment Corp. (f)	2,458,663	17,407,334
Ares Capital Corp.	1,431,995	23,570,638
Ares Management LP	607,150	11,232,275
Greenhill & Co., Inc.	185,003	7,646,174
KKR & Co. LP	4,306,421	98,401,720
Morgan Stanley	694,175	26,927,048
Pershing Square Holdings Ltd. (a)	111,439	3,048,971
State Street Corp.	833,302	64,164,254
The Blackstone Group LP (i)	2,860,826	116,921,959
TPG Specialty Lending, Inc.	398,000	6,766,000
		376,086,373
Insurance - 4.9%
ACE Ltd.	515,711	52,437,494
Allied World Assurance Co.	358,900	15,511,658
MetLife, Inc.	1,849,270	103,540,627
Prudential Financial, Inc.	371,862	32,545,362
The Chubb Corp.	544,200	51,775,188
The Travelers Companies, Inc.	379,145	36,648,156
		292,458,485
Real Estate Investment Trusts - 2.0%
American Capital Agency Corp.	881,848	16,199,548
Annaly Capital Management, Inc.	1,519,509	13,964,288
Coresite Realty Corp.	115,247	5,236,824
Cousins Properties, Inc.	836,900	8,687,022
Duke Realty LP	796,000	14,781,720
First Potomac Realty Trust	1,276,657	13,149,567
Home Properties, Inc.	70,506	5,150,463
Piedmont Office Realty Trust, Inc. Class A	700,624	12,323,976
Retail Properties America, Inc.	699,932	9,750,053
Sabra Health Care REIT, Inc.	178,400	4,592,016
Two Harbors Investment Corp.	873,534	8,508,221
Ventas, Inc.	112,190	6,965,877
		119,309,575
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	485,808	9,113,758
TOTAL FINANCIALS		1,652,936,174

	Shares	Value
HEALTH CARE - 9.4%
Biotechnology - 0.3%
Amgen, Inc. (i)	126,971	$ 19,492,588
Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	360,900	25,237,737
DENTSPLY International, Inc.	208,800	10,763,640
Medtronic PLC	944,652	69,998,713
St. Jude Medical, Inc.	166,546	12,169,516
		118,169,606
Pharmaceuticals - 7.1%
AbbVie, Inc.	253,700	17,046,103
GlaxoSmithKline PLC	2,050,800	42,640,126
Johnson & Johnson (i)	2,679,768	261,170,189
Pfizer, Inc. (i)	2,294,712	76,941,693
Sanofi SA	190,280	18,824,393
Teva Pharmaceutical Industries Ltd. sponsored ADR	199,100	11,766,810
		428,389,314
TOTAL HEALTH CARE		566,051,508
INDUSTRIALS - 11.4%
Aerospace & Defense - 1.9%
The Boeing Co.	318,200	44,140,704
United Technologies Corp.	641,571	71,169,471
		115,310,175
Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	227,328	14,182,994
PostNL NV (a)	4,812,100	21,389,337
United Parcel Service, Inc. Class B	1,338,137	129,678,857
		165,251,188
Airlines - 0.2%
Copa Holdings SA Class A	173,700	14,345,883
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	552,900	20,678,460
Republic Services, Inc.	155,726	6,099,787
		26,778,247
Electrical Equipment - 1.4%
Eaton Corp. PLC	529,300	35,722,457
Emerson Electric Co.	814,203	45,131,272
		80,853,729
Industrial Conglomerates - 3.9%
General Electric Co.	8,867,276	235,603,523
Machinery - 0.6%
Cummins, Inc.	78,300	10,272,177
Deere & Co.	293,000	28,435,650
		38,707,827
Professional Services - 0.1%
Acacia Research Corp. (f)	649,426	5,695,466
TOTAL INDUSTRIALS		682,546,038
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 2.9%
Cisco Systems, Inc. (i)	3,814,631	$ 104,749,767
QUALCOMM, Inc.	1,094,039	68,519,663
		173,269,430
Electronic Equipment & Components - 0.4%
Hitachi Ltd.	1,378,000	9,084,205
TE Connectivity Ltd.	254,461	16,361,842
		25,446,047
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	28,000	15,121,120
Yahoo!, Inc. (a)	672,900	26,438,241
		41,559,361
IT Services - 2.5%
IBM Corp.	661,623	107,619,597
Paychex, Inc. (i)	952,969	44,675,187
		152,294,784
Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.	1,693,500	32,549,070
Broadcom Corp. Class A	741,160	38,162,328
Maxim Integrated Products, Inc.	573,800	19,839,135
		90,550,533
Software - 1.1%
Microsoft Corp. (i)	1,413,824	62,420,330
Technology Hardware, Storage & Peripherals - 2.4%
EMC Corp.	3,346,100	88,303,579
First Data Holdings, Inc. Class B (l)	6,341,091	29,866,539
Hewlett-Packard Co.	444,800	13,348,448
Seagate Technology LLC	254,500	12,088,750
		143,607,316
TOTAL INFORMATION TECHNOLOGY		689,147,801
MATERIALS - 1.5%
Chemicals - 0.8%
LyondellBasell Industries NV Class A	173,100	17,919,312
Potash Corp. of Saskatchewan, Inc.	748,300	23,173,934
Tronox Ltd. Class A	451,800	6,609,834
		47,703,080
Containers & Packaging - 0.2%
Packaging Corp. of America	221,000	13,810,290
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	915,978	17,055,510
Nucor Corp.	265,000	11,678,550
		28,734,060
TOTAL MATERIALS		90,247,430

	Shares	Value
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.3%
AT&T, Inc.	2,259,993	$ 80,274,951
TDC A/S	2,213,100	16,228,099
Verizon Communications, Inc.	2,168,859	101,090,518
		197,593,568
Wireless Telecommunication Services - 0.6%
KDDI Corp.	195,600	4,721,186
Vodafone Group PLC	8,412,480	30,687,848
		35,409,034
TOTAL TELECOMMUNICATION SERVICES		233,002,602
UTILITIES - 3.0%
Electric Utilities - 2.9%
American Electric Power Co., Inc.	512,271	27,134,995
Exelon Corp.	1,901,500	59,745,130
NextEra Energy, Inc.	103,883	10,183,650
PPL Corp. (i)	800,800	23,599,576
Southern Co.	1,253,877	52,537,446
		173,200,797
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	218,800	4,789,532
Talen Energy Corp. (a)	38,170	654,997
		5,444,529
TOTAL UTILITIES		178,645,326
TOTAL COMMON STOCKS (Cost $4,733,658,977)		5,678,050,302
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Southwestern Energy Co. Series B 6.25%	65,000	3,209,050
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50%	53,385	3,603,488
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	25,000	2,485,000
TOTAL CONVERTIBLE PREFERRED STOCKS		9,297,538
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (g)	5,922	$ 5,983,996
TOTAL PREFERRED STOCKS (Cost $12,742,905)		15,281,534
Corporate Bonds - 0.9%
		Principal Amount (e)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	$ 6,400,000	8,754,694
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		1,383,000	1,219,239
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		930,000	667,856
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		8,300,000	8,860,250
			10,747,345
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (g)(j)		2,918,000	3,815,139
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20 (g)		8,130,000	8,348,494
Internet Software & Services - 0.0%
Twitter, Inc. 1% 9/15/21 (g)		2,600,000	2,276,625
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		3,920,000	1,078,000
3% 12/15/20 (d)		5,580,000	1,534,500
			2,612,500
TOTAL INFORMATION TECHNOLOGY			13,237,619
TOTAL CONVERTIBLE BONDS			36,554,797

		Principal Amount (e)	Value
Nonconvertible Bonds - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Altice SA 7.625% 2/15/25 (g)		$ 3,880,000	$ 3,647,200
CONSUMER STAPLES - 0.2%
Food Products - 0.1%
H.J. Heinz Co. 4.875% 2/15/25 (g)		4,145,000	4,512,869
Post Holdings, Inc. 7.375% 2/15/22		3,375,000	3,434,063
			7,946,932
Tobacco - 0.1%
Vector Group Ltd. 7.75% 2/15/21		3,450,000	3,691,500
TOTAL CONSUMER STAPLES			11,638,432
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21		5,250,000	157,500
TOTAL NONCONVERTIBLE BONDS			15,443,132
TOTAL CORPORATE BONDS (Cost $61,676,117)			51,997,929
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $3,931,536)	EUR	2,560,000	$ 3,049,167
Money Market Funds - 4.5%
	Shares
Fidelity Cash Central Fund, 0.15% (b)	248,374,988	248,374,988
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	21,526,191	21,526,191
TOTAL MONEY MARKET FUNDS (Cost $269,901,179)		269,901,179
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $5,081,910,714)		6,018,280,111
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(15,831,251)
NET ASSETS - 100%		$ 6,002,448,860
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Amgen, Inc.	10/16/15 - $185.00	622	$ 198,438	$ (32,344)
Cisco Systems, Inc.	8/21/15 - $30.00	19,073	937,035	(267,022)
Johnson & Johnson	7/17/15 - $105.00	12,291	1,511,759	(73,746)
JPMorgan Chase & Co.	8/21/15 - $67.50	10,624	2,015,010	(1,992,000)
Markwest Energy Partners LP	11/20/15 - $70.00	3,098	340,772	(154,900)
Microsoft Corp.	8/21/15 - $50.00	3,534	236,773	(45,942)
Microsoft Corp.	7/17/15 - $50.00	5,577	528,269	(2,789)
Paychex, Inc.	9/18/15 - $52.50	6,212	273,632	(62,120)
Pfizer, Inc.	8/21/15 - $35.00	12,578	805,477	(308,161)
PPL Corp.	7/17/15 - $35.00	2,962	122,920	(7,405)
Reynolds American, Inc.	8/21/15 - $80.00	1,570	135,551	(90,275)
The Blackstone Group LP	9/18/15 - $45.00	2,976	180,282	(65,472)
The Williams Companies, Inc.	11/20/15 - $52.50	2,551	317,082	(1,836,720)
TOTAL WRITTEN OPTIONS			$ 7,603,000	$ (4,938,896)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $49,916,290 or 0.8% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $430,988,408.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $53,546,091 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
First Data Holdings, Inc. Class B	6/26/14	$ 25,364,364
New Academy Holding Co. LLC unit	8/1/11	$ 13,406,880
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 184,863
Fidelity Securities Lending Cash Central Fund	155,090
Total	$ 339,953
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 464,450,892	$ 440,771,340	$ -	$ 23,679,552
Consumer Staples	482,985,618	476,586,596	6,399,022	-
Energy	641,245,963	617,269,696	23,976,267	-
Financials	1,658,920,170	1,647,049,958	11,870,212	-
Health Care	566,051,508	504,586,989	61,464,519	-
Industrials	682,546,038	682,546,038	-	-
Information Technology	689,147,801	659,281,262	-	29,866,539
Materials	90,247,430	90,247,430	-	-
Telecommunication Services	236,606,090	205,918,242	30,687,848	-
Utilities	181,130,326	181,130,326	-	-
Corporate Bonds	51,997,929	-	51,997,929	-
Preferred Securities	3,049,167	-	3,049,167	-
Money Market Funds	269,901,179	269,901,179	-	-
Total Investments in Securities:	$ 6,018,280,111	$ 5,775,289,056	$ 189,444,964	$ 53,546,091
Derivative Instruments:
Liabilities
Written Options	$ (4,938,896)	$ (4,938,896)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (4,938,896)
Total Value of Derivatives	$ -	$ (4,938,896)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	89.5%
United Kingdom	2.3%
Ireland	2.0%
Switzerland	1.5%
Canada	1.4%
Others (Individually Less Than 1%)	3.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,948,719) - See accompanying schedule: Unaffiliated issuers (cost $4,812,009,535)	$ 5,748,378,932
Fidelity Central Funds (cost $269,901,179)	269,901,179
Total Investments (cost $5,081,910,714)		$ 6,018,280,111
Receivable for investments sold		2,257,843
Receivable for fund shares sold		1,107,272
Dividends receivable		10,963,458
Interest receivable		733,978
Distributions receivable from Fidelity Central Funds		62,241
Other receivables		6,102,100
Total assets		6,039,507,003

Liabilities
Payable to custodian bank	$ 1,018
Payable for investments purchased	231,262
Payable for fund shares redeemed	6,764,238
Accrued management fee	2,293,647
Distribution and service plan fees payable	379,979
Written options, at value (premium received $7,603,000)	4,938,896
Other affiliated payables	460,672
Other payables and accrued expenses	462,240
Collateral on securities loaned, at value	21,526,191
Total liabilities		37,058,143

Net Assets		$ 6,002,448,860
Net Assets consist of:
Paid in capital		$ 4,693,005,613
Undistributed net investment income		77,972,091
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		292,435,740
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		939,035,416
Net Assets		$ 6,002,448,860

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($3,635,483,041 ÷ 162,090,773 shares)	$ 22.43

Service Class: Net Asset Value, offering price and redemption price per share ($353,011,747 ÷ 15,815,231 shares)	$ 22.32

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,638,635,577 ÷ 74,655,957 shares)	$ 21.95

Investor Class: Net Asset Value, offering price and redemption price per share ($375,318,495 ÷ 16,808,365 shares)	$ 22.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 101,560,452
Interest		3,253,323
Income from Fidelity Central Funds		339,953
Total income		105,153,728

Expenses
Management fee	$ 13,860,844
Transfer agent fees	2,201,972
Distribution and service plan fees	2,295,563
Accounting and security lending fees	568,125
Custodian fees and expenses	65,650
Independent trustees' compensation	13,371
Appreciation in deferred trustee compensation account	58
Audit	43,650
Legal	8,804
Miscellaneous	24,370
Total expenses before reductions	19,082,407
Expense reductions	(217,687)	18,864,720
Net investment income (loss)		86,289,008
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	310,109,881
Foreign currency transactions	(48,789)
Written options	6,253,464
Total net realized gain (loss)		316,314,556
Change in net unrealized appreciation (depreciation) on: Investment securities	(349,899,644)
Assets and liabilities in foreign currencies	69,191
Written options	5,467,321
Total change in net unrealized appreciation (depreciation)		(344,363,132)
Net gain (loss)		(28,048,576)
Net increase (decrease) in net assets resulting from operations		$ 58,240,432

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 86,289,008	$ 182,361,728
Net realized gain (loss)	316,314,556	591,213,191
Change in net unrealized appreciation (depreciation)	(344,363,132)	(239,753,698)
Net increase (decrease) in net assets resulting from operations	58,240,432	533,821,221
Distributions to shareholders from net investment income	(4,976,869)	(173,173,144)
Distributions to shareholders from net realized gain	(528,686,493)	(87,899,582)
Total distributions	(533,663,362)	(261,072,726)
Share transactions - net increase (decrease)	184,549,156	(437,948,697)
Redemption fees	3,144	7,981
Total increase (decrease) in net assets	(290,870,630)	(165,192,221)

Net Assets
Beginning of period	6,293,319,490	6,458,511,711
End of period (including undistributed net investment income of $77,972,091 and distributions in excess of net investment income of $3,340,048, respectively)	$ 6,002,448,860	$ 6,293,319,490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.30	$ 23.29	$ 19.94	$ 18.69	$ 19.02	$ 16.81
Income from Investment Operations
Net investment income (loss) E	.33	.71H	.56	.59	.48	.30
Net realized and unrealized gain (loss)	(.13) L	1.35	4.96	2.59	(.31)	2.24
Total from investment operations	.20	2.06	5.52	3.18	.17	2.54
Distributions from net investment income	(.02)	(.71)	(.60)	(.63) I	(.50)	(.33)
Distributions from net realized gain	(2.05)	(.34)	(1.57)	(1.30) I	-	-
Total distributions	(2.07)	(1.05)	(2.17)	(1.93)	(.50)	(.33)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 22.43	$ 24.30	$ 23.29	$ 19.94	$ 18.69	$ 19.02
Total ReturnB, C, D	.97% L	8.85%	28.15%	17.31%	.97%	15.15%
Ratios to Average Net Assets F, J
Expenses before reductions	.54%A	.54%	.55%	.55%	.56%	.56%
Expenses net of fee waivers, if any	.54%A	.54%	.54%	.55%	.55%	.55%
Expenses net of all reductions	.53%A	.54%	.54%	.54%	.54%	.55%
Net investment income (loss)	2.87% A	2.94% H	2.43%	2.94%	2.48%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,635,483	$ 3,817,228	$ 3,947,728	$ 3,461,083	$ 3,345,762	$ 3,798,310
Portfolio turnover rateG	53% A	40%	32%	48%	96%	29%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.59%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .88%.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.20	$ 23.20	$ 19.87	$ 18.63	$ 18.96	$ 16.75
Income from Investment Operations
Net investment income (loss) E	.32	.69 H	.53	.57	.46	.28
Net realized and unrealized gain (loss)	(.13) M	1.34	4.94	2.57	(.31)	2.24
Total from investment operations	.19	2.03	5.47	3.14	.15	2.52
Distributions from net investment income	(.02)	(.68)	(.57)	(.60) I	(.48)	(.31)
Distributions from net realized gain	(2.05)	(.34)	(1.57)	(1.30) I	-	-
Total distributions	(2.07)	(1.03) L	(2.14)	(1.90)	(.48)	(.31)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 22.32	$ 24.20	$ 23.20	$ 19.87	$ 18.63	$ 18.96
Total ReturnB, C, D	.92% M	8.74%	28.01%	17.19%	.86%	15.09%
Ratios to Average Net Assets F, J
Expenses before reductions	.64%A	.64%	.65%	.65%	.66%	.66%
Expenses net of fee waivers, if any	.64%A	.64%	.64%	.65%	.66%	.65%
Expenses net of all reductions	.63%A	.64%	.64%	.64%	.64%	.65%
Net investment income (loss)	2.77% A	2.84% H	2.33%	2.84%	2.38%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 353,012	$ 369,024	$ 391,896	$ 350,493	$ 347,999	$ 414,431
Portfolio turnover rateG	53% A	40%	32%	48%	96%	29%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LTotal distributions of $1.03 per share is comprised of distributions from net investment income of $.684 and distributions from net realized gain of $.342 per share. MNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .83%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 23.85	$ 22.88	$ 19.62	$ 18.41	$ 18.75	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.29	.64 H	.49	.53	.42	.25
Net realized and unrealized gain (loss)	(.12) L	1.32	4.88	2.55	(.31)	2.21
Total from investment operations	.17	1.96	5.37	3.08	.11	2.46
Distributions from net investment income	(.02)	(.65)	(.54)	(.57) I	(.45)	(.28)
Distributions from net realized gain	(2.05)	(.34)	(1.57)	(1.30) I	-	-
Total distributions	(2.07)	(.99)	(2.11)	(1.87)	(.45)	(.28)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 21.95	$ 23.85	$ 22.88	$ 19.62	$ 18.41	$ 18.75
Total ReturnB, C, D	.84% L	8.57%	27.83%	17.05%	.66%	14.92%
Ratios to Average Net Assets F, J
Expenses before reductions	.79%A	.79%	.80%	.80%	.81%	.81%
Expenses net of fee waivers, if any	.79%A	.79%	.79%	.80%	.81%	.80%
Expenses net of all reductions	.78%A	.79%	.79%	.79%	.80%	.80%
Net investment income (loss)	2.62% A	2.69% H	2.18%	2.69%	2.23%	1.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,638,636	$ 1,702,854	$ 1,755,769	$ 1,560,856	$ 1,457,230	$ 1,619,356
Portfolio turnover rateG	53% A	40%	32%	48%	96%	29%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.34%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .75%.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 24.21	$ 23.21	$ 19.89	$ 18.64	$ 18.97	$ 16.77
Income from Investment Operations
Net investment income (loss) E	.32	.69 H	.54	.57	.46	.28
Net realized and unrealized gain (loss)	(.13) L	1.34	4.93	2.59	(.31)	2.23
Total from investment operations	.19	2.03	5.47	3.16	.15	2.51
Distributions from net investment income	(.02)	(.69)	(.58)	(.61) I	(.48)	(.31)
Distributions from net realized gain	(2.05)	(.34)	(1.57)	(1.30) I	-	-
Total distributions	(2.07)	(1.03)	(2.15)	(1.91)	(.48)	(.31)
Redemption fees added to paid in capital E,K	-	-	-	-	-	-
Net asset value, end of period	$ 22.33	$ 24.21	$ 23.21	$ 19.89	$ 18.64	$ 18.97
Total ReturnB, C, D	.92% L	8.77%	27.99%	17.27%	.89%	15.04%
Ratios to Average Net Assets F, J
Expenses before reductions	.62%A	.62%	.63%	.64%	.64%	.65%
Expenses net of fee waivers, if any	.62%A	.62%	.62%	.64%	.64%	.64%
Expenses net of all reductions	.61%A	.62%	.62%	.63%	.63%	.64%
Net investment income (loss)	2.79% A	2.86% H	2.35%	2.85%	2.39%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$ 375,318	$ 388,773	$ 351,139	$ 220,311	$ 178,499	$ 165,946
Portfolio turnover rateG	53% A	40%	32%	48%	96%	29%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.51%. IThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. KAmount represents less than $.01 per share. LNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.02 per share. Excluding these litigation proceeds, the total return would have been .83%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Equity-Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Service Class 2R shares during the period April 24, 2002 through April 30, 2015, and all outstanding shares were converted to Service Class 2 shares by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, options transactions, certain conversion ratio adjustments, partnerships, deferred trustees compensation, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,237,832,167
Gross unrealized depreciation	(311,438,852)
Net unrealized appreciation (depreciation) on securities and other investments	$ 926,393,315

Tax cost	$ 5,091,886,796

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may have been subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. These redemption fees were eliminated effective April 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options."

During the period, the Fund recognized net realized gain (loss) of $6,253,464 and a change in net unrealized appreciation (depreciation) of $5,467,321 related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	17,086	$ 1,503,953
Options Opened	190,593	17,483,921
Options Exercised	(42,927)	(4,208,444)
Options Closed	(56,374)	(1,732,890)
Options Expired	(24,710)	(5,443,540)
Outstanding at end of period	83,668	$ 7,603,000

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales and short-term securities, aggregated $1,563,614,583 and $1,844,869,628, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 181,782
Service Class 2	2,101,210
Service Class 2R	12,571*
$ 2,295,563

* For the period January 1, 2015 through April 30, 2015.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 1,239,778
Service Class	120,233
Service Class 2	556,095
Service Class 2R	3,315*
Investor Class	282,551
$ 2,201,972

* For the period January 1, 2015 through April 30, 2015.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20,160 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $196,680.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,939 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $6,298,408. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $155,090, including $9,724 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $209,238 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $245.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses during the period in the amount of $8,204.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015 A	Year ended December 31, 2014
From net investment income
Initial Class	$ 3,105,969	$ 107,336,069
Service Class	286,929	10,064,095
Service Class 2	1,271,704	44,643,796
Service Class 2R	11,545	416,261
Investor Class	300,722	10,712,923
Total	$ 4,976,869	$ 173,173,144
From net realized gain
Initial Class	$ 318,827,727	$ 53,100,552
Service Class	31,003,410	5,192,387
Service Class 2	145,044,871	24,163,154
Service Class 2R	1,316,715	208,074
Investor Class	32,493,770	5,235,415
Total	$ 528,686,493	$ 87,899,582

A All Service Class 2R shares were converted on April 30, 2015.

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015 A	Year ended December 31, 2014	Six months ended June 30, 2015 A	Year ended December 31, 2014
Initial Class
Shares sold	1,182,749	3,745,247	$ 27,175,969	$ 90,278,141
Reinvestment of distributions	14,573,730	6,589,354	321,933,696	160,436,620
Shares redeemed	(10,753,748)	(22,744,482)	(245,786,179)	(547,118,347)
Net increase (decrease	5,002,731	(12,409,881)	$ 103,323,486	$ (296,403,586)
Service Class
Shares sold	326,249	560,667	$ 7,418,581	$ 13,553,192
Reinvestment of distributions	1,422,935	629,390	31,290,339	15,256,482
Shares redeemed	(1,180,646)	(2,833,591)	(26,835,988)	(68,623,532)
Net increase (decrease	568,538	(1,643,534)	$ 11,872,932	$ (39,813,858)
Service Class 2
Shares sold	2,817,486	4,230,671	$ 62,940,803	$ 100,211,368
Reinvestment of distributions	6,761,394	2,879,996	146,316,575	68,806,950
Shares redeemed	(6,319,356)	(12,454,297)	(141,435,309)	(296,579,008)
Net increase (decrease	3,259,524	(5,343,630)	$ 67,822,069	$ (127,560,690)
Service Class 2R
Shares sold	44,755	205,262	$ 994,924	$ 4,868,639
Reinvestment of distributions	61,837	26,268	1,328,260	624,335
Shares redeemed	(758,460)	(106,535)	(16,752,939)	(2,539,192)
Net increase (decrease	(651,868)	124,995	$ (14,429,755)	$ 2,953,782

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015 A	Year ended December 31, 2014	Six months ended June 30, 2015 A	Year ended December 31, 2014
Investor Class
Shares sold	511,967	1,906,050	$ 11,688,928	$ 45,905,466
Reinvestment of distributions	1,490,659	656,848	32,794,492	15,948,338
Shares redeemed	(1,253,145)	(1,632,275)	(28,522,996)	(38,978,149)
Net increase (decrease	749,481	930,623	$ 15,960,424	$ 22,875,655

A All Service Class 2R shares were converted on April 30, 2015.

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 13% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 19% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

VIPEI-SANN-0815
1.705693.117

Fidelity® Variable Insurance Products:
Growth Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.64%
Actual		$ 1,000.00	$ 1,055.00	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Service Class	.74%
Actual		$ 1,000.00	$ 1,054.50	$ 3.77
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2.89%
Actual		$ 1,000.00	$ 1,053.70	$ 4.53
HypotheticalA		$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class	.72%
Actual		$ 1,000.00	$ 1,054.60	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.22	$ 3.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Facebook, Inc. Class A	9.2	8.5
Apple, Inc.	6.7	6.0
Gilead Sciences, Inc.	5.2	5.0
Google, Inc. Class A	3.3	1.5
Allergan PLC	2.6	2.3
Salesforce.com, Inc.	2.1	1.8
Starbucks Corp.	1.9	1.4
Danaher Corp.	1.8	2.1
The Blackstone Group LP	1.8	2.0
Home Depot, Inc.	1.8	1.7
	36.4
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.9	28.7
Health Care	16.7	18.2
Consumer Discretionary	15.5	11.5
Industrials	11.9	12.7
Financials	7.7	8.6
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 96.6%		Stocks 95.2%
	Short-Term Investments and Net Other Assets (Liabilities) 3.4%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	14.2%	** Foreign investments	12.3%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Automobiles - 1.0%
Harley-Davidson, Inc.	99,452	$ 5,604,120
Tesla Motors, Inc. (a)(d)	159,527	42,794,713
		48,398,833
Diversified Consumer Services - 1.0%
Bright Horizons Family Solutions, Inc. (a)	277,900	16,062,620
Houghton Mifflin Harcourt Co. (a)	367,000	9,248,400
Nord Anglia Education, Inc. (a)	219,799	5,389,471
ServiceMaster Global Holdings, Inc.	525,700	19,014,569
		49,715,060
Hotels, Restaurants & Leisure - 3.9%
Chipotle Mexican Grill, Inc. (a)	46,794	28,309,902
Domino's Pizza, Inc.	293,100	33,237,540
Dunkin' Brands Group, Inc.	90,895	4,999,225
Jubilant Foodworks Ltd. (a)	89,939	2,628,554
Starbucks Corp.	1,758,146	94,262,998
Wingstop, Inc.	89,800	2,550,320
Yum! Brands, Inc.	252,884	22,779,791
		188,768,330
Household Durables - 0.8%
Harman International Industries, Inc.	232,600	27,665,444
Toll Brothers, Inc. (a)	339,400	12,961,686
		40,627,130
Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	58,900	25,567,901
Ctrip.com International Ltd. sponsored ADR (a)	125,500	9,113,810
NutriSystem, Inc.	200,300	4,983,464
		39,665,175
Leisure Products - 0.0%
NJOY, Inc. (a)(e)	243,618	2
Media - 1.9%
Comcast Corp. Class A (special) (non-vtg.)	474,519	28,442,669
The Walt Disney Co.	542,800	61,955,192
		90,397,861
Multiline Retail - 0.1%
JC Penney Corp., Inc. (a)(d)	823,200	6,972,504
Specialty Retail - 4.2%
AutoZone, Inc. (a)	18,200	12,137,580
Five Below, Inc. (a)(d)	549,900	21,737,547
Home Depot, Inc.	774,432	86,062,628
L Brands, Inc.	84,100	7,209,893
Lowe's Companies, Inc.	252,300	16,896,531
MarineMax, Inc. (a)	342,300	8,047,473
Restoration Hardware Holdings, Inc. (a)	4,600	449,098
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	326,644	50,450,166
		202,990,916

	Shares	Value
Textiles, Apparel & Luxury Goods - 1.6%
ECLAT Textile Co. Ltd.	45,949	$ 752,458
Kate Spade & Co. (a)	1,485,900	32,006,286
Michael Kors Holdings Ltd. (a)	29,926	1,259,585
NIKE, Inc. Class B	419,776	45,344,204
		79,362,533
TOTAL CONSUMER DISCRETIONARY		746,898,344
CONSUMER STAPLES - 5.0%
Beverages - 1.0%
Kweichow Moutai Co. Ltd.	100,700	4,184,060
SABMiller PLC	462,342	24,002,069
The Coca-Cola Co.	530,038	20,793,391
		48,979,520
Food & Staples Retailing - 0.7%
Sprouts Farmers Market LLC (a)	171,700	4,632,466
Whole Foods Market, Inc.	723,066	28,517,723
		33,150,189
Food Products - 1.5%
Keurig Green Mountain, Inc.	845,337	64,778,174
Mead Johnson Nutrition Co. Class A	107,886	9,733,475
		74,511,649
Household Products - 0.7%
Procter & Gamble Co.	399,623	31,266,504
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	167,400	14,506,884
Herbalife Ltd. (a)	711,655	39,205,074
		53,711,958
TOTAL CONSUMER STAPLES		241,619,820
ENERGY - 1.4%
Energy Equipment & Services - 0.2%
Pason Systems, Inc.	503,844	9,015,943
Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. (a)	261,900	18,139,194
EOG Resources, Inc.	88,500	7,748,175
Golar LNG Ltd.	599,017	28,033,996
Tanker Investments Ltd. (a)	107,400	1,410,914
Teekay Tankers Ltd.	228,932	1,513,241
		56,845,520
TOTAL ENERGY		65,861,463
FINANCIALS - 7.7%
Banks - 0.8%
First Republic Bank	499,800	31,502,394
HDFC Bank Ltd.	117,289	2,287,457
M&T Bank Corp.	41,500	5,184,595
		38,974,446
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - 4.8%
BlackRock, Inc. Class A	117,906	$ 40,793,118
E*TRADE Financial Corp. (a)	1,610,993	48,249,240
HFF, Inc.	327,300	13,658,229
Invesco Ltd.	633,193	23,738,406
JMP Group, Inc.	240,100	1,872,780
The Blackstone Group LP	2,114,348	86,413,403
Virtus Investment Partners, Inc.	131,300	17,364,425
		232,089,601
Diversified Financial Services - 1.0%
Berkshire Hathaway, Inc. Class B (a)	93,200	12,685,452
McGraw Hill Financial, Inc.	388,613	39,036,176
		51,721,628
Real Estate Management & Development - 0.9%
Leopalace21 Corp. (a)	320,900	1,969,162
Realogy Holdings Corp. (a)	868,901	40,595,055
		42,564,217
Thrifts & Mortgage Finance - 0.2%
Essent Group Ltd. (a)	377,000	10,310,950
TOTAL FINANCIALS		375,660,842
HEALTH CARE - 16.7%
Biotechnology - 9.4%
Amgen, Inc.	319,600	49,064,992
BioMarin Pharmaceutical, Inc. (a)	211,925	28,987,102
Celgene Corp. (a)	100,700	11,654,515
Cytokinetics, Inc. warrants 6/25/17 (a)	1,084,980	454,173
Gilead Sciences, Inc.	2,138,890	250,421,241
Insmed, Inc. (a)	1,332,202	32,532,373
Medivation, Inc. (a)	268,300	30,639,860
Ophthotech Corp. (a)	198,539	10,335,940
Vertex Pharmaceuticals, Inc. (a)	348,000	42,971,040
		457,061,236
Health Care Equipment & Supplies - 0.6%
Medtronic PLC	227,500	16,857,750
Novadaq Technologies, Inc. (a)	941,200	11,397,932
		28,255,682
Health Care Providers & Services - 0.6%
Express Scripts Holding Co. (a)	310,900	27,651,446
Pharmaceuticals - 6.1%
Allergan PLC (a)	423,466	128,504,992
Astellas Pharma, Inc.	4,429,200	63,170,884
Shire PLC	502,000	40,335,482

	Shares	Value
Teva Pharmaceutical Industries Ltd. sponsored ADR	595,300	$ 35,182,230
Valeant Pharmaceuticals International (Canada) (a)	141,700	31,433,802
		298,627,390
TOTAL HEALTH CARE		811,595,754
INDUSTRIALS - 11.9%
Aerospace & Defense - 3.1%
Textron, Inc.	555,100	24,774,113
TransDigm Group, Inc.	265,396	59,626,519
United Technologies Corp.	598,177	66,355,775
		150,756,407
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	292,300	28,326,793
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR	423,982	30,251,116
Building Products - 1.1%
A.O. Smith Corp.	337,718	24,308,942
Caesarstone Sdot-Yam Ltd.	402,322	27,575,150
		51,884,092
Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc. (a)	205,194	8,334,980
Electrical Equipment - 0.4%
AMETEK, Inc.	333,600	18,274,608
Industrial Conglomerates - 2.5%
Danaher Corp.	1,012,526	86,662,100
Roper Industries, Inc.	199,317	34,374,210
		121,036,310
Machinery - 0.1%
Sarine Technologies Ltd.	2,144,000	3,629,446
Sun Hydraulics Corp.	58,700	2,237,057
		5,866,503
Professional Services - 1.9%
CEB, Inc.	198,800	17,307,528
Equifax, Inc.	80,400	7,806,036
On Assignment, Inc. (a)	93,700	3,680,536
Resources Connection, Inc.	509,555	8,198,740
Robert Half International, Inc.	283,500	15,734,250
Verisk Analytics, Inc. (a)	187,304	13,628,239
WageWorks, Inc. (a)	642,929	26,006,478
		92,361,807
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	506,808	41,603,869
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	732,200	25,758,796
Summit Ascent Holdings Ltd. (a)(d)	9,214,000	5,063,715
		30,822,511
TOTAL INDUSTRIALS		579,518,996
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 0.3%
QUALCOMM, Inc.	203,800	$ 12,763,994
Electronic Equipment & Components - 0.7%
TE Connectivity Ltd.	557,214	35,828,860
Internet Software & Services - 13.9%
Cvent, Inc. (a)	584,275	15,062,610
Facebook, Inc. Class A (a)	5,216,509	447,393,891
Google, Inc.:
Class A (a)	294,298	158,932,692
Class C	22,862	11,899,900
Just Dial Ltd.	71,689	1,431,226
JUST EAT Ltd. (a)	894,103	5,714,968
Shopify, Inc. Class A	6,200	210,373
Textura Corp. (a)(d)	1,061,061	29,529,328
Zillow Group, Inc. (a)(d)	84,900	7,364,226
		677,539,214
IT Services - 2.1%
Cardtronics, Inc. (a)	126,000	4,668,300
Cognizant Technology Solutions Corp. Class A (a)	231,800	14,160,662
MasterCard, Inc. Class A	132,800	12,414,144
Visa, Inc. Class A	1,010,472	67,853,195
		99,096,301
Semiconductors & Semiconductor Equipment - 2.4%
Avago Technologies Ltd.	35,000	4,652,550
Cirrus Logic, Inc. (a)	126,850	4,316,706
Maxim Integrated Products, Inc.	1,418,100	49,030,808
Monolithic Power Systems, Inc.	268,288	13,604,884
Qorvo, Inc. (a)	339,700	27,267,719
Skyworks Solutions, Inc.	178,800	18,613,080
		117,485,747
Software - 9.9%
Activision Blizzard, Inc.	435,932	10,553,914
Adobe Systems, Inc. (a)	648,100	52,502,581
Computer Modelling Group Ltd.	1,091,400	11,062,549
CyberArk Software Ltd. (a)(d)	208,100	13,072,842
Electronic Arts, Inc. (a)	1,162,021	77,274,397
Fleetmatics Group PLC (a)	408,200	19,116,006
HubSpot, Inc.	99,900	4,953,042
Intuit, Inc.	141,700	14,279,109
Mobileye NV (a)	763,300	40,584,661
Oracle Corp.	660,000	26,598,000
Red Hat, Inc. (a)	442,700	33,614,211

	Shares	Value
Salesforce.com, Inc. (a)	1,468,462	$ 102,249,009
ServiceNow, Inc. (a)	353,100	26,238,861
SolarWinds, Inc. (a)	917,307	42,315,372
SS&C Technologies Holdings, Inc.	131,808	8,238,000
		482,652,554
Technology Hardware, Storage & Peripherals - 7.1%
Apple, Inc.	2,595,127	325,493,804
Nimble Storage, Inc. (a)(d)	725,600	20,360,336
		345,854,140
TOTAL INFORMATION TECHNOLOGY		1,771,220,810
MATERIALS - 1.3%
Chemicals - 1.1%
CF Industries Holdings, Inc.	318,000	20,441,040
Monsanto Co.	209,400	22,319,946
Sherwin-Williams Co.	37,460	10,302,249
		53,063,235
Construction Materials - 0.2%
Eagle Materials, Inc.	52,152	3,980,762
James Hardie Industries PLC sponsored ADR	125,200	8,299,508
		12,280,270
TOTAL MATERIALS		65,343,505
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	87,600	10,071,372
TOTAL COMMON STOCKS (Cost $3,294,081,561)		4,667,790,906
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Blu Homes, Inc. Series A, 5.00% (a)(e)	1,049,416	7,041,581
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.4%
Uber Technologies, Inc. Series D, 8.00% (e)	636,240	21,197,990
IT Services - 0.1%
AppNexus, Inc. Series E (e)	181,657	4,862,958
TOTAL INFORMATION TECHNOLOGY		26,060,948
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,357,314)		33,102,529
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	151,890,920	$ 151,890,920
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	40,280,125	40,280,125
TOTAL MONEY MARKET FUNDS (Cost $192,171,045)		192,171,045
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $3,504,609,920)		4,893,064,480
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(27,869,564)
NET ASSETS - 100%		$ 4,865,194,916
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $33,102,531 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$ 3,638,989
Blu Homes, Inc. Series A, 5.00%	6/21/13	$ 4,848,302
NJOY, Inc.	9/11/13	$ 1,968,433
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$ 9,870,023
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 143,716
Fidelity Securities Lending Cash Central Fund	525,296
Total	$ 669,012
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 753,939,925	$ 746,898,342	$ -	$ 7,041,583
Consumer Staples	241,619,820	241,619,820	-	-
Energy	65,861,463	65,861,463	-	-
Financials	375,660,842	373,373,385	2,287,457	-
Health Care	811,595,754	770,806,099	40,789,655	-
Industrials	579,518,996	579,518,996	-	-
Information Technology	1,797,281,758	1,771,220,810	-	26,060,948
Materials	65,343,505	65,343,505	-	-
Telecommunication Services	10,071,372	10,071,372	-	-
Money Market Funds	192,171,045	192,171,045	-	-
Total Investments in Securities:	$ 4,893,064,480	$ 4,816,884,837	$ 43,077,112	$ 33,102,531

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 53,324,347
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.8%
Ireland	4.1%
Israel	1.7%
Bermuda	1.4%
Japan	1.4%
Canada	1.3%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $39,724,806) - See accompanying schedule: Unaffiliated issuers (cost $3,312,438,875)	$ 4,700,893,435
Fidelity Central Funds (cost $192,171,045)	192,171,045
Total Investments (cost $3,504,609,920)		$ 4,893,064,480
Receivable for investments sold		15,380,252
Receivable for fund shares sold		773,909
Dividends receivable		1,509,244
Distributions receivable from Fidelity Central Funds		57,015
Other receivables		216,877
Total assets		4,911,001,777

Liabilities
Payable for fund shares redeemed	$ 2,429,459
Accrued management fee	2,250,413
Distribution and service plan fees payable	234,592
Other affiliated payables	383,233
Other payables and accrued expenses	229,039
Collateral on securities loaned, at value	40,280,125
Total liabilities		45,806,861

Net Assets		$ 4,865,194,916
Net Assets consist of:
Paid in capital		$ 3,229,506,274
Undistributed net investment income		7,924,224
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		239,309,858
Net unrealized appreciation (depreciation) on investments		1,388,454,560
Net Assets		$ 4,865,194,916

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($3,143,054,611 ÷ 48,400,584 shares)	$ 64.94

Service Class:
Net Asset Value, offering price and redemption price per share ($534,789,942 ÷ 8,261,139 shares)	$ 64.74

Service Class 2:
Net Asset Value, offering price and redemption price per share ($901,318,968 ÷ 14,051,857 shares)	$ 64.14

Investor Class:
Net Asset Value, offering price and redemption price per share ($286,031,395 ÷ 4,419,362 shares)	$ 64.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 24,617,114
Income from Fidelity Central Funds		669,012
Total income		25,286,126

Expenses
Management fee	$ 13,457,962
Transfer agent fees	1,739,855
Distribution and service plan fees	1,400,759
Accounting and security lending fees	544,451
Custodian fees and expenses	58,482
Independent trustees' compensation	10,673
Appreciation in deferred trustee compensation account	107
Audit	40,416
Legal	9,939
Miscellaneous	18,908
Total expenses before reductions	17,281,552
Expense reductions	(102,695)	17,178,857
Net investment income (loss)		8,107,269
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	244,355,956
Foreign currency transactions	(103,779)
Total net realized gain (loss)		244,252,177
Change in net unrealized appreciation (depreciation) on: Investment securities	8,426,014
Assets and liabilities in foreign currencies	(450)
Total change in net unrealized appreciation (depreciation)		8,425,564
Net gain (loss)		252,677,741
Net increase (decrease) in net assets resulting from operations		$ 260,785,010

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,107,269	$ 13,248,024
Net realized gain (loss)	244,252,177	551,141,575
Change in net unrealized appreciation (depreciation)	8,425,564	(58,286,995)
Net increase (decrease) in net assets resulting from operations	260,785,010	506,102,604
Distributions to shareholders from net investment income	-	(6,645,369)
Distributions to shareholders from net realized gain	(146,715,644)	-
Total distributions	(146,715,644)	(6,645,369)
Share transactions - net increase (decrease)	(67,106,432)	(324,112,807)
Redemption fees	9,639	88,351
Total increase (decrease) in net assets	46,972,573	175,432,779

Net Assets
Beginning of period	4,818,222,343	4,642,789,564
End of period (including undistributed net investment income of $7,924,224 and distributions in excess of net investment income of $183,045, respectively)	$ 4,865,194,916	$ 4,818,222,343

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 63.48	$ 57.14	$ 42.05	$ 36.89	$ 37.09	$ 30.04
Income from Investment Operations
Net investment income (loss) E	.13	.20	.14	.26	.14	.07
Net realized and unrealized gain (loss)	3.27	6.26	15.13	5.16	(.06)	7.18
Total from investment operations	3.40	6.46	15.27	5.42	.08	7.25
Distributions from net investment income	-	(.12)	(.15)	(.26)	(.15) H	(.09)
Distributions from net realized gain	(1.94)	-	(.04)	-	(.12) H	(.11)
Total distributions	(1.94)	(.12)	(.18) L	(.26)	(.28) K	(.20)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 64.94	$ 63.48	$ 57.14	$ 42.05	$ 36.89	$ 37.09
Total ReturnB, C, D	5.50%	11.30%	36.34%	14.69%	.20%	24.17%
Ratios to Average Net Assets F, I
Expenses before reductions	.64%A	.65%	.66%	.66%	.66%	.67%
Expenses net of fee waivers, if any	.64%A	.65%	.65%	.66%	.66%	.66%
Expenses net of all reductions	.64%A	.64%	.65%	.65%	.66%	.66%
Net investment income (loss)	.39%A	.34%	.28%	.64%	.36%	.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,143,055	$ 3,143,666	$ 3,179,928	$ 2,613,977	$ 2,583,122	$ 2,842,307
Portfolio turnover rateG	63% A	46%	74%	68%	71%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share. K Total distributions of $.28 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $.123 per share. L Total distributions of $.18 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 63.32	$ 57.00	$ 41.95	$ 36.81	$ 36.99	$ 29.96
Income from Investment Operations
Net investment income (loss) E	.09	.14	.09	.22	.10	.04
Net realized and unrealized gain (loss)	3.27	6.24	15.09	5.13	(.05)	7.16
Total from investment operations	3.36	6.38	15.18	5.35	.05	7.20
Distributions from net investment income	-	(.06)	(.10)	(.21)	(.11) H	(.06)
Distributions from net realized gain	(1.94)	-	(.04)	-	(.12) H	(.11)
Total distributions	(1.94)	(.06)	(.13) K	(.21)	(.23)	(.17)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 64.74	$ 63.32	$ 57.00	$ 41.95	$ 36.81	$ 36.99
Total ReturnB, C, D	5.45%	11.19%	36.20%	14.54%	.14%	24.06%
Ratios to Average Net Assets F, I
Expenses before reductions	.74%A	.75%	.76%	.76%	.77%	.77%
Expenses net of fee waivers, if any	.74%A	.75%	.75%	.76%	.76%	.76%
Expenses net of all reductions	.74%A	.74%	.75%	.75%	.76%	.76%
Net investment income (loss)	.29%A	.24%	.18%	.54%	.26%	.12%
Supplemental Data
Net assets, end of period (000 omitted)	$ 534,790	$ 521,455	$ 491,959	$ 395,589	$ 395,217	$ 453,063
Portfolio turnover rateG	63% A	46%	74%	68%	71%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.
J Amount represents less than $.01 per share. K Total distributions of $.13 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 62.80	$ 56.57	$ 41.64	$ 36.53	$ 36.72	$ 29.75
Income from Investment Operations
Net investment income (loss) E	.05	.05	.01	.16	.04	(.01)
Net realized and unrealized gain (loss)	3.23	6.18	14.98	5.10	(.05)	7.10
Total from investment operations	3.28	6.23	14.99	5.26	(.01)	7.09
Distributions from net investment income	-	-	(.02)	(.15)	(.06) H	(.01)
Distributions from net realized gain	(1.94)	-	(.04)	-	(.12) H	(.11)
Total distributions	(1.94)	-	(.06)	(.15)	(.18)	(.12)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 64.14	$ 62.80	$ 56.57	$ 41.64	$ 36.53	$ 36.72
Total ReturnB, C, D	5.37%	11.01%	36.00%	14.40%	(.03)%	23.86%
Ratios to Average Net Assets F, I
Expenses before reductions	.89%A	.90%	.91%	.91%	.92%	.92%
Expenses net of fee waivers, if any	.89%A	.90%	.90%	.91%	.91%	.91%
Expenses net of all reductions	.89%A	.89%	.90%	.90%	.91%	.91%
Net investment income (loss)	.14%A	.09%	.03%	.39%	.11%	(.03)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 901,319	$ 845,165	$ 739,551	$ 592,407	$ 590,556	$ 584,193
Portfolio turnover rateG	63% A	46%	74%	68%	71%	75%

A Annualized B Total returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 63.30	$ 56.99	$ 41.95	$ 36.81	$ 37.00	$ 29.97
Income from Investment Operations
Net investment income (loss) E	.10	.15	.10	.23	.10	.04
Net realized and unrealized gain (loss)	3.26	6.24	15.09	5.13	(.05)	7.17
Total from investment operations	3.36	6.39	15.19	5.36	.05	7.21
Distributions from net investment income	-	(.08)	(.11)	(.22)	(.12) H	(.07)
Distributions from net realized gain	(1.94)	-	(.04)	-	(.12) H	(.11)
Total distributions	(1.94)	(.08)	(.15)	(.22)	(.24)	(.18)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 64.72	$ 63.30	$ 56.99	$ 41.95	$ 36.81	$ 37.00
Total ReturnB, C, D	5.46%	11.20%	36.22%	14.58%	.14%	24.08%
Ratios to Average Net Assets F, I
Expenses before reductions	.72%A	.73%	.74%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.72%A	.73%	.73%	.75%	.75%	.75%
Expenses net of all reductions	.72%A	.73%	.73%	.74%	.74%	.75%
Net investment income (loss)	.31%A	.25%	.20%	.55%	.27%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 286,031	$ 269,599	$ 214,067	$ 143,005	$ 126,551	$ 117,936
Portfolio turnover rateG	63% A	46%	74%	68%	71%	75%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. HThe amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. The Fund offered Service Class 2R shares during the period April 24, 2002 through April 30, 2015, and all outstanding shares were converted to Service Class 2 shares by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, including information on transfers between Level 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, deferred trustee compensation, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,463,219,411
Gross unrealized depreciation	(80,537,598)
Net unrealized appreciation (depreciation) on securities	$ 1,382,681,813

Tax cost	$ 3,510,382,667

Trading (Redemption) Fees. Service Class 2R shares held by investors less than 60 days may have been subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. These redemption fees were eliminated effective April 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,468,933,878 and $1,606,323,204, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 267,545
Service Class 2	1,106,678
Service Class 2R	26,536*
$ 1,400,759

* For the period January 1, 2015 through April 30, 2015.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

Initial Class	$ 1,054,604
Service Class	177,106
Service Class 2	293,057
Service Class 2R	6,997*
Investor Class	208,091
$ 1,739,855

* For the period January 1, 2015 through April 30, 2015.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $21,121 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3,829 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,198,700. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $525,296, including $5,532 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $97,344 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses during the period in the amount of $5,342.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015A	Year ended December 31, 2014
From net investment income
Initial Class	$ -	$ 5,797,841
Service Class	-	478,056
Service Class 2R	-	45,219
Investor Class	-	324,253
Total	$ -	$ 6,645,369
From net realized gain
Initial Class	$ 95,215,373	$ -
Service Class	15,855,346	-
Service Class 2	26,273,354	-
Service Class 2R	1,176,586	-
Investor Class	8,194,985	-
Total	$ 146,715,644	$ -

A All Service Class 2R shares were converted on April 30, 2015.

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015A	Year ended December 31, 2014	Six months ended June 30, 2015A	Year ended December 31, 2014
Initial Class
Shares sold	827,205	2,233,205	$ 53,298,200	$ 136,246,553
Reinvestment of distributions	1,535,484	90,127	95,215,373	5,797,841
Shares redeemed	(3,482,573)	(8,457,263)	(224,619,786)	(515,793,249)
Net increase (decrease)	(1,119,884)	(6,133,931)	$ (76,106,213)	$ (373,748,855)
Service Class
Shares sold	298,183	704,490	$ 19,212,995	$ 42,930,044
Reinvestment of distributions	256,393	7,450	15,855,346	478,056
Shares redeemed	(528,554)	(1,108,161)	(33,963,099)	(66,877,454)
Net increase (decrease)	26,022	(396,221)	$ 1,105,242	$ (23,469,354)
Service Class 2
Shares sold	1,354,290	3,459,588	$ 85,958,264	$ 208,615,677
Reinvestment of distributions	428,533	-	26,273,354	-
Shares redeemed	(1,188,129)	(3,076,660)	(75,559,299)	(185,716,847)
Net increase (decrease)	594,694	382,928	$ 36,672,319	$ 22,898,830
Service Class 2R
Shares sold	23,176	638,965	$ 1,461,853	$ 39,497,431
Reinvestment of distributions	19,285	714	1,176,586	45,219
Shares redeemed	(655,812)	(332,982)	(41,405,549)	(20,164,989)
Net increase (decrease)	(613,351)	306,697	$ (38,767,110)	$ 19,377,661
Investor Class
Shares sold	265,277	1,108,502	$ 17,047,735	$ 67,262,355
Reinvestment of distributions	132,562	5,055	8,194,985	324,253
Shares redeemed	(237,428)	(611,138)	(15,253,390)	(36,757,697)
Net increase (decrease)	160,411	502,419	$ 9,989,330	$ 30,828,911

A All Service Class 2R shares were converted on April 30, 2015.

Semiannual Report

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 25% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPGRWT-SANN-0815
1.705692.117

Fidelity® Variable Insurance Products:
Value Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.69%
Actual		$ 1,000.00	$ 1,033.70	$ 3.48
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46
Service Class	.78%
Actual		$ 1,000.00	$ 1,033.10	$ 3.93
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2.94%
Actual		$ 1,000.00	$ 1,032.10	$ 4.74
HypotheticalA		$ 1,000.00	$ 1,020.13	$ 4.71
Investor Class	.76%
Actual		$ 1,000.00	$ 1,033.10	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.8	3.3
Berkshire Hathaway, Inc. Class B	3.0	2.8
General Electric Co.	2.9	1.5
Citigroup, Inc.	2.7	2.9
Chevron Corp.	2.6	2.9
Procter & Gamble Co.	1.8	1.4
U.S. Bancorp	1.8	1.8
QUALCOMM, Inc.	1.7	1.0
The Travelers Companies, Inc.	1.6	1.8
Capital One Financial Corp.	1.6	1.4
	23.5
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.2	32.3
Industrials	12.7	8.8
Information Technology	10.7	8.9
Energy	10.5	11.2
Health Care	9.1	11.7
Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Stocks 99.7%		Stocks 97.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	18.7%	** Foreign investments	18.9%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.5%
Auto Components - 1.5%
Tenneco, Inc. (a)	29,500	$ 1,694,480
The Goodyear Tire & Rubber Co.	54,900	1,655,235
Visteon Corp. (a)	16,700	1,753,166
		5,102,881
Diversified Consumer Services - 2.0%
H&R Block, Inc.	89,800	2,662,570
Houghton Mifflin Harcourt Co. (a)	168,800	4,253,760
		6,916,330
Leisure Products - 0.8%
Vista Outdoor, Inc. (a)	59,400	2,667,060
Media - 1.7%
Comcast Corp. Class A (special) (non-vtg.)	40,600	2,433,564
Twenty-First Century Fox, Inc. Class A	104,000	3,384,680
		5,818,244
Specialty Retail - 1.5%
AutoZone, Inc. (a)	4,218	2,812,984
The Men's Wearhouse, Inc.	34,300	2,197,601
		5,010,585
TOTAL CONSUMER DISCRETIONARY		25,515,100
CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 1.3%
Safeway, Inc.:
rights (a)	4,600	0
rights (a)	4,600	828
Walgreens Boots Alliance, Inc.	51,600	4,357,104
		4,357,932
Food Products - 1.0%
Darling International, Inc. (a)	228,000	3,342,480
Household Products - 2.3%
Procter & Gamble Co.	77,700	6,079,248
Svenska Cellulosa AB (SCA) (B Shares)	64,100	1,629,979
		7,709,227
Tobacco - 1.4%
Imperial Tobacco Group PLC	101,840	4,907,694
TOTAL CONSUMER STAPLES		20,317,333
ENERGY - 10.5%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	10,600	654,020
Dril-Quip, Inc. (a)	50,200	3,777,550
SBM Offshore NV (a)	195,800	2,320,398
		6,751,968

	Shares	Value
Oil, Gas & Consumable Fuels - 8.5%
Apache Corp.	71,200	$ 4,103,256
Chevron Corp.	90,892	8,768,351
Cimarex Energy Co.	35,600	3,927,036
Imperial Oil Ltd.	120,600	4,658,887
Lundin Petroleum AB (a)	2,700	46,249
Suncor Energy, Inc.	115,000	3,167,334
Tesoro Corp.	48,700	4,110,767
		28,781,880
TOTAL ENERGY		35,533,848
FINANCIALS - 32.2%
Banks - 9.3%
Barclays PLC sponsored ADR	202,325	3,326,223
Citigroup, Inc.	164,747	9,100,624
JPMorgan Chase & Co.	189,816	12,861,930
U.S. Bancorp	138,447	6,008,600
		31,297,377
Capital Markets - 3.7%
Ares Capital Corp.	123,233	2,028,415
BlackRock, Inc. Class A	7,868	2,722,171
E*TRADE Financial Corp. (a)	55,721	1,668,844
KKR & Co. LP	95,600	2,184,460
The Blackstone Group LP	51,400	2,100,718
UBS Group AG	78,558	1,666,191
		12,370,799
Consumer Finance - 3.7%
Capital One Financial Corp.	62,300	5,480,531
Discover Financial Services	87,100	5,018,702
Springleaf Holdings, Inc. (a)	43,900	2,015,449
		12,514,682
Diversified Financial Services - 3.0%
Berkshire Hathaway, Inc. Class B (a)	73,800	10,044,918
Insurance - 6.9%
Allstate Corp.	70,400	4,566,848
Brown & Brown, Inc.	102,100	3,355,006
First American Financial Corp.	8,300	308,843
Principal Financial Group, Inc.	46,100	2,364,469
Prudential PLC	91,676	2,209,351
The Chubb Corp.	53,700	5,109,018
The Travelers Companies, Inc.	56,700	5,480,622
		23,394,157
Real Estate Investment Trusts - 4.2%
American Tower Corp.	25,400	2,369,566
Equity Lifestyle Properties, Inc.	51,200	2,692,096
Extra Space Storage, Inc.	36,700	2,393,574
Lamar Advertising Co. Class A	46,100	2,649,828
Outfront Media, Inc.	65,000	1,640,600
Sun Communities, Inc.	40,100	2,479,383
		14,225,047
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.9%
Forest City Enterprises, Inc. Class A (a)	32,000	$ 707,200
Realogy Holdings Corp. (a)	51,700	2,415,424
		3,122,624
Thrifts & Mortgage Finance - 0.5%
TFS Financial Corp.	102,900	1,730,778
TOTAL FINANCIALS		108,700,382
HEALTH CARE - 9.1%
Health Care Providers & Services - 1.3%
Express Scripts Holding Co. (a)	30,300	2,694,882
Laboratory Corp. of America Holdings (a)	14,200	1,721,324
		4,416,206
Pharmaceuticals - 7.8%
AbbVie, Inc.	39,100	2,627,129
GlaxoSmithKline PLC sponsored ADR	39,400	1,641,010
Jazz Pharmaceuticals PLC (a)	26,700	4,701,069
Johnson & Johnson	17,300	1,686,058
Novartis AG sponsored ADR	40,800	4,012,272
Roche Holding AG (participation certificate)	10,801	3,028,509
Sanofi SA sponsored ADR	73,200	3,625,596
Teva Pharmaceutical Industries Ltd. sponsored ADR	52,300	3,090,930
The Medicines Company (a)	63,500	1,816,735
		26,229,308
TOTAL HEALTH CARE		30,645,514
INDUSTRIALS - 12.7%
Aerospace & Defense - 2.2%
Curtiss-Wright Corp.	45,600	3,303,264
Orbital ATK, Inc.	23,100	1,694,616
The Boeing Co.	18,100	2,510,832
		7,508,712
Air Freight & Logistics - 1.0%
FedEx Corp.	19,900	3,390,960
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	125,485	4,151,051
Jacobs Engineering Group, Inc. (a)	48,400	1,966,008
		6,117,059
Electrical Equipment - 1.5%
Babcock & Wilcox Co.	84,200	2,761,760
Regal Beloit Corp.	33,200	2,409,988
		5,171,748
Industrial Conglomerates - 2.9%
General Electric Co.	365,548	9,712,610

	Shares	Value
Machinery - 1.8%
Deere & Co.	34,100	$ 3,309,405
Sulzer AG (Reg.)	16,530	1,699,941
Valmont Industries, Inc. (d)	9,700	1,153,039
		6,162,385
Road & Rail - 0.7%
CSX Corp.	71,200	2,324,680
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	57,700	2,642,083
TOTAL INDUSTRIALS		43,030,237
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 2.2%
Harris Corp.	21,900	1,684,329
QUALCOMM, Inc.	94,600	5,924,798
		7,609,127
Electronic Equipment & Components - 0.8%
TE Connectivity Ltd.	41,200	2,649,160
Internet Software & Services - 0.9%
Google, Inc. Class C	5,800	3,018,958
IT Services - 1.1%
CGI Group, Inc. Class A (sub. vtg.) (a)	39,300	1,537,074
Total System Services, Inc.	48,400	2,021,668
		3,558,742
Semiconductors & Semiconductor Equipment - 0.3%
Maxim Integrated Products, Inc.	19,891	687,731
Teradyne, Inc.	13,113	252,950
		940,681
Software - 3.8%
Activision Blizzard, Inc.	79,300	1,919,853
Cadence Design Systems, Inc. (a)	136,200	2,677,692
Oracle Corp.	97,600	3,933,280
Parametric Technology Corp. (a)	65,500	2,686,810
Symantec Corp.	71,000	1,650,750
		12,868,385
Technology Hardware, Storage & Peripherals - 1.6%
Hewlett-Packard Co.	131,800	3,955,318
Samsung Electronics Co. Ltd.	1,330	1,506,342
		5,461,660
TOTAL INFORMATION TECHNOLOGY		36,106,713
MATERIALS - 4.4%
Chemicals - 3.7%
Agrium, Inc. (d)	23,600	2,501,147
CF Industries Holdings, Inc.	26,800	1,722,704
Eastman Chemical Co.	58,400	4,778,288
Methanex Corp.	61,900	3,455,299
		12,457,438
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.7%
Compass Minerals International, Inc.	30,200	$ 2,480,628
TOTAL MATERIALS		14,938,066
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	71,400	2,602,530
UTILITIES - 5.8%
Electric Utilities - 3.6%
Edison International	55,107	3,062,847
Exelon Corp.	107,100	3,365,082
Great Plains Energy, Inc.	55,700	1,345,712
ITC Holdings Corp.	74,300	2,390,974
PPL Corp.	72,800	2,145,416
		12,310,031
Multi-Utilities - 2.2%
NiSource, Inc.	94,000	4,285,460
Sempra Energy	31,000	3,067,140
		7,352,600
TOTAL UTILITIES		19,662,631
TOTAL COMMON STOCKS (Cost $307,033,600)		337,052,354
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b)	5,482,742	$ 5,482,742
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	3,393,155	3,393,155
TOTAL MONEY MARKET FUNDS (Cost $8,875,897)		8,875,897
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $315,909,497)		345,928,251
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(7,910,130)
NET ASSETS - 100%		$ 338,018,121
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,021
Fidelity Securities Lending Cash Central Fund	21,039
Total	$ 25,060
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,515,100	$ 25,515,100	$ -	$ -
Consumer Staples	20,317,333	20,316,505	-	828
Energy	35,533,848	35,533,848	-	-
Financials	108,700,382	106,491,031	2,209,351	-
Health Care	30,645,514	27,617,005	3,028,509	-
Industrials	43,030,237	43,030,237	-	-
Information Technology	36,106,713	36,106,713	-	-
Materials	14,938,066	14,938,066	-	-
Telecommunication Services	2,602,530	2,602,530	-	-
Utilities	19,662,631	19,662,631	-	-
Money Market Funds	8,875,897	8,875,897	-	-
Total Investments in Securities:	$ 345,928,251	$ 340,689,563	$ 5,237,860	$ 828
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	81.3%
Canada	4.6%
United Kingdom	4.4%
Switzerland	3.9%
Netherlands	1.5%
Ireland	1.4%
France	1.1%
Others (Individually Less Than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,346,225) - See accompanying schedule: Unaffiliated issuers (cost $307,033,600)	$ 337,052,354
Fidelity Central Funds (cost $8,875,897)	8,875,897
Total Investments (cost $315,909,497)		$ 345,928,251
Receivable for investments sold		51,521,434
Receivable for fund shares sold		286,509
Dividends receivable		647,235
Distributions receivable from Fidelity Central Funds		3,364
Other receivables		90,323
Total assets		398,477,116

Liabilities
Payable to custodian bank	$ 335,962
Payable for investments purchased	56,462,826
Payable for fund shares redeemed	27,686
Accrued management fee	156,884
Distribution and service plan fees payable	1,897
Other affiliated payables	43,186
Other payables and accrued expenses	37,399
Collateral on securities loaned, at value	3,393,155
Total liabilities		60,458,995

Net Assets		$ 338,018,121
Net Assets consist of:
Paid in capital		$ 288,890,760
Undistributed net investment income		1,899,514
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		17,206,167
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		30,021,680
Net Assets		$ 338,018,121

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($138,405,123 ÷ 8,879,643 shares)	$ 15.59

Service Class: Net Asset Value, offering price and redemption price per share ($618,131 ÷ 39,677 shares)	$ 15.58

Service Class 2: Net Asset Value, offering price and redemption price per share ($9,198,453 ÷ 596,860 shares)	$ 15.41

Investor Class: Net Asset Value, offering price and redemption price per share ($189,796,414 ÷ 12,196,380 shares)	$ 15.56

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 3,043,488
Income from Fidelity Central Funds		25,060
Total income		3,068,548

Expenses
Management fee	$ 861,726
Transfer agent fees	176,658
Distribution and service plan fees	9,594
Accounting and security lending fees	61,635
Custodian fees and expenses	6,515
Independent trustees' compensation	649
Audit	42,708
Legal	737
Miscellaneous	(339)
Total expenses before reductions	1,159,883
Expense reductions	(8,949)	1,150,934
Net investment income (loss)		1,917,614
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,558,977
Foreign currency transactions	1,465
Total net realized gain (loss)		17,560,442
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,141,884)
Assets and liabilities in foreign currencies	3,082
Total change in net unrealized appreciation (depreciation)		(10,138,802)
Net gain (loss)		7,421,640
Net increase (decrease) in net assets resulting from operations		$ 9,339,254

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,917,614	$ 3,962,081
Net realized gain (loss)	17,560,442	25,355,985
Change in net unrealized appreciation (depreciation)	(10,138,802)	(647,275)
Net increase (decrease) in net assets resulting from operations	9,339,254	28,670,791
Distributions to shareholders from net investment income	(36,686)	(3,772,517)
Distributions to shareholders from net realized gain	(17,645,740)	(10,692,447)
Total distributions	(17,682,426)	(14,464,964)
Share transactions - net increase (decrease)	53,419,652	46,775,595
Total increase (decrease) in net assets	45,076,480	60,981,422

Net Assets
Beginning of period	292,941,641	231,960,219
End of period (including undistributed net investment income of $1,899,514 and undistributed net investment income of $18,586, respectively)	$ 338,018,121	$ 292,941,641

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.04	$ 15.18	$ 12.60	$ 10.60	$ 11.00	$ 9.47
Income from Investment Operations
Net investment income (loss) E	.10	.24H	.19	.20	.12	.13I
Net realized and unrealized gain (loss)	.41	1.47	3.84	2.01	(.40)	1.56
Total from investment operations	.51	1.71	4.03	2.21	(.28)	1.69
Distributions from net investment income	- L	(.22)	(.17)	(.21)	(.12)	(.15)
Distributions from net realized gain	(.96)	(.63)	(1.27)	-	-	(.01)
Total distributions	(.96)	(.85)	(1.45) M	(.21)	(.12)	(.16)
Net asset value, end of period	$ 15.59	$ 16.04	$ 15.18	$ 12.60	$ 10.60	$ 11.00
Total ReturnB, C, D	3.37%	11.41%	32.46%	20.91%	(2.51)%	17.82%
Ratios to Average Net Assets F, J
Expenses before reductions	.69%A	.69%	.71%	.72%	.73%	.76%
Expenses net of fee waivers, if any	.69%A	.69%	.70%	.72%	.72%	.75%
Expenses net of all reductions	.68%A	.69%	.70%	.71%	.72%	.74%
Net investment income (loss)	1.27%A	1.54% H	1.27%	1.70%	1.14%	1.33% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 138,405	$ 130,678	$ 115,004	$ 82,711	$ 82,980	$ 78,133
Portfolio turnover rateG	90% A, K	53%	96%	106%	79%	160%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.22%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .69%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Amount represents less than $.01 per share. M Total distributions of $1.45 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $1.274 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.04	$ 15.18	$ 12.60	$ 10.60	$ 10.99	$ 9.46
Income from Investment Operations
Net investment income (loss) E	.09	.23H	.17	.19	.12	.12I
Net realized and unrealized gain (loss)	.41	1.47	3.84	2.01	(.40)	1.56
Total from investment operations	.50	1.70	4.01	2.20	(.28)	1.68
Distributions from net investment income	- L	(.21)	(.15)	(.20)	(.11)	(.14)
Distributions from net realized gain	(.96)	(.63)	(1.27)	-	-	(.01)
Total distributions	(.96)	(.84)	(1.43) M	(.20)	(.11)	(.15)
Net asset value, end of period	$ 15.58	$ 16.04	$ 15.18	$ 12.60	$ 10.60	$ 10.99
Total ReturnB, C, D	3.31%	11.31%	32.29%	20.80%	(2.55)%	17.73%
Ratios to Average Net Assets F, J
Expenses before reductions	.78%A	.79%	.80%	.81%	.81%	.84%
Expenses net of fee waivers, if any	.78%A	.79%	.80%	.81%	.81%	.83%
Expenses net of all reductions	.78%A	.79%	.79%	.80%	.81%	.83%
Net investment income (loss)	1.17%A	1.44% H	1.18%	1.61%	1.05%	1.24% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 618	$ 230	$ 214	$ 211	$ 194	$ 258
Portfolio turnover rateG	90% A, K	53%	96%	106%	79%	160%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.12%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Amount represents less than $.01 per share. M Total distributions of $1.43 per share is comprised of distributions from net investment income of $.152 and distributions from net realized gain of $1.274 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 15.89	$ 15.05	$ 12.50	$ 10.52	$ 10.90	$ 9.38
Income from Investment Operations
Net investment income (loss) E	.08	.20H	.15	.17	.10	.11I
Net realized and unrealized gain (loss)	.40	1.45	3.81	1.99	(.39)	1.53
Total from investment operations	.48	1.65	3.96	2.16	(.29)	1.64
Distributions from net investment income	- L	(.18)	(.14)	(.18)	(.09)	(.11)
Distributions from net realized gain	(.96)	(.63)	(1.27)	-	-	(.01)
Total distributions	(.96)	(.81)	(1.41)	(.18)	(.09)	(.12)
Net asset value, end of period	$ 15.41	$ 15.89	$ 15.05	$ 12.50	$ 10.52	$ 10.90
Total ReturnB, C, D	3.21%	11.11%	32.18%	20.55%	(2.68)%	17.52%
Ratios to Average Net Assets F, J
Expenses before reductions	.94%A	.94%	.96%	.98%	.98%	1.00%
Expenses net of fee waivers, if any	.94%A	.94%	.96%	.98%	.97%	1.00%
Expenses net of all reductions	.93%A	.94%	.95%	.97%	.97%	.99%
Net investment income (loss)	1.02%A	1.29% H	1.01%	1.45%	.89%	1.08% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,198	$ 7,945	$ 5,831	$ 3,736	$ 3,202	$ 8,652
Portfolio turnover rateG	90% A, K	53%	96%	106%	79%	160%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .97%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .45%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 16.02	$ 15.17	$ 12.59	$ 10.59	$ 10.99	$ 9.46
Income from Investment Operations
Net investment income (loss) E	.09	.23H	.18	.19	.12	.12I
Net realized and unrealized gain (loss)	.41	1.46	3.84	2.01	(.41)	1.56
Total from investment operations	.50	1.69	4.02	2.20	(.29)	1.68
Distributions from net investment income	- L	(.21)	(.16)	(.20)	(.11)	(.14)
Distributions from net realized gain	(.96)	(.63)	(1.27)	-	-	(.01)
Total distributions	(.96)	(.84)	(1.44) M	(.20)	(.11)	(.15)
Net asset value, end of period	$ 15.56	$ 16.02	$ 15.17	$ 12.59	$ 10.59	$ 10.99
Total ReturnB, C, D	3.31%	11.28%	32.42%	20.83%	(2.59)%	17.74%
Ratios to Average Net Assets F, J
Expenses before reductions	.77%A	.77%	.78%	.80%	.80%	.83%
Expenses net of fee waivers, if any	.76%A	.77%	.78%	.80%	.80%	.83%
Expenses net of all reductions	.76%A	.77%	.78%	.79%	.80%	.82%
Net investment income (loss)	1.19%A	1.46% H	1.19%	1.62%	1.06%	1.25% I
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,796	$ 154,089	$ 110,911	$ 61,852	$ 58,025	$ 64,242
Portfolio turnover rateG	90% A, K	53%	96%	106%	79%	160%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%. I Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K The portfolio turnover rate does not include the assets acquired in the merger. L Amount represents less than $.01 per share. M Total distributions of $1.44 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $1.274 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Value Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 37,585,850
Gross unrealized depreciation	(7,898,459)
Net unrealized appreciation (depreciation) on securities	$ 29,687,391

Tax cost	$ 316,240,860

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and securities acquired in the merger, aggregated $149,958,263 and $137,810,486, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 195
Service Class 2	9,399
$ 9,594

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% ( .15% for Investor Class) of class-level average net assets For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 46,256
Service Class	129
Service Class 2	2,558
Investor Class	127,715
$ 176,658

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,154 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $230 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $21,039. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,601 for the period.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses, during the period in the amount of $3,348.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015	Year ended December 31, 2014
From net investment income
Initial Class	$ 16,248	$ 1,750,885
Service Class	29	2,841
Service Class 2	793	74,176
Investor Class	19,616	1,944,615
Total	$ 36,686	$ 3,772,517
From net realized gain
Initial Class	$ 7,815,132	$ 4,940,102
Service Class	13,785	8,771
Service Class 2	381,553	255,015
Investor Class	9,435,270	5,488,559
Total	$ 17,645,740	$ 10,692,447

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Initial Class
Shares sold	427,012	1,354,278	$ 6,683,169	$ 21,145,694
Issued in exchange for shares of VIP Value Leaders Portfolio	518,743	-	8,227,271	-
Reinvestment of distributions	516,582	421,757	7,831,380	6,690,987
Shares redeemed	(731,164)	(1,202,122)	(11,473,687)	(18,939,197)
Net increase (decrease)	731,173	573,913	$ 11,268,133	$ 8,897,484
Service Class
Shares sold	-	11	$ -	$ 172
Issued in exchange for shares of VIP Value Leaders Portfolio	29,206	-	462,913	-
Reinvestment of distributions	911	733	13,814	11,612
Shares redeemed	(4,787)	(491)	(75,749)	(7,822)
Net increase (decrease)	25,330	253	$ 400,978	$ 3,962

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2015	Year ended December 31, 2014	Six months ended June 30, 2015	Year ended December 31, 2014
Service Class 2
Shares sold	176,359	335,621	$ 2,740,200	$ 5,234,138
Issued in exchange for shares of VIP Value Leaders Portfolio	131,884	-	2,069,262	-
Reinvestment of distributions	25,473	20,966	382,346	329,191
Shares redeemed	(236,934)	(244,002)	(3,666,873)	(3,817,650)
Net increase (decrease)	96,782	112,585	$ 1,524,935	$ 1,745,679
Investor Class
Shares sold	1,071,538	2,879,280	$ 16,764,864	$ 45,063,103
Issued in exchange for shares of VIP Value Leaders Portfolio	1,374,869	-	21,764,182	-
Reinvestment of distributions	624,497	467,721	9,454,886	7,433,174
Shares redeemed	(493,928)	(1,039,604)	(7,758,326)	(16,367,807)
Net increase (decrease)	2,576,976	2,307,397	$ 40,225,606	$ 36,128,470

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 52% of the total outstanding shares of the Fund. In addition,at the end of the period, VIP Freedom 2020 Portfolio was the owner of record of approximately 13% of the total outstanding shares of the Fund. Mutual funds managed by the investment adviser or its affiliates were the owners of record, in the aggregate, of approximately 45% of the total outstanding shares of the Fund.

12. Merger Information.

On April 24, 2015, the Fund acquired all of the assets and assumed all of the liabilities of VIP Value Leaders Portfolio ("Target Fund") pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees ("The Board"). The acquisition was accomplished by an exchange of shares of each class of the Fund for corresponding shares then outstanding of the Target Fund at their respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower expenses. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets of $32,523,628, including securities of $32,509,381 and unrealized appreciation of $1,391,472 was combined with VIP Value Portfolio's net assets of $310,093,250 for total net assets after the acquisition of $342,616,878.

Pro forma results of operations of the combined entity for the entire period ended June 30, 2015, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ 2,546,966
Total net realized gain (loss)	19,858,482
Total change in net unrealized appreciation (depreciation)	(11,544,641)
Net increase (decrease) in net assets resulting from operations	$ 10,860,807

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since April 24, 2015.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPVAL-SANN-0815
1.761034.114
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Variable Insurance Products:

High Income Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.68%
Actual		$ 1,000.00	$ 1,040.60	$ 3.44
HypotheticalA		$ 1,000.00	$ 1,021.42	$ 3.41
Service Class	.78%
Actual		$ 1,000.00	$ 1,039.00	$ 3.94
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.91
Service Class 2.93%
Actual		$ 1,000.00	$ 1,038.10	$ 4.70
HypotheticalA		$ 1,000.00	$ 1,020.18	$ 4.66
Investor Class	.71%
Actual		$ 1,000.00	$ 1,039.00	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of June 30, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Clear Channel Communications, Inc.	2.2	2.4
Dynegy, Inc.	2.1	1.0
JC Penney Corp., Inc.	2.0	1.1
APX Group, Inc.	1.9	2.0
Sprint Capital Corp.	1.9	0.6
	10.1
Top Five Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.0	8.1
Energy	11.7	12.7
Utilities	7.2	4.6
Services	5.7	7.1
Diversified Financial Services	5.6	5.4
Quality Diversification (% of fund's net assets)
As of June 30, 2015	As of December 31, 2014
AAA,AA,A 0.1%	AAA,AA,A 0.0%
BBB 1.8%	BBB 0.3%
BB 32.8%	BB 31.0%
B 46.6%	B 42.9%
CCC,CC,C 15.9%	CCC,CC,C 18.9%
Not Rated 0.7%	Not Rated 0.7%
Equities 0.0%	Equities 0.6%
Short-Term Investments and Net Other Assets 2.1%	Short-Term Investments and Net Other Assets 5.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of June 30, 2015*		As of December 31, 2014**
	Nonconvertible Bonds 84.6%		Nonconvertible Bonds 82.3%
	Convertible Bonds, Preferred Stocks 0.0%		Convertible Bonds, Preferred Stocks 0.6%
	Bank Loan Obligations 7.6%		Bank Loan Obligations 9.5%
	Other Investments 5.7%		Other Investments 2.0%
	Common Stocks† 0.0%		Common Stocks† 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.1%		Short-Term Investments and Net Other Assets (Liabilities) 5.6%
* Foreign investments	29.0%	** Foreign investments	28.3%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.6%
	Principal Amount	Value
Air Transportation - 3.0%
Air Canada 6.625% 5/15/18 (b)	$ 4,995,000	$ 5,231,763
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)	3,065,000	3,049,061
Allegiant Travel Co. 5.5% 7/15/19	1,270,000	1,279,525
American Airlines Group, Inc.:
4.625% 3/1/20 (b)	2,540,000	2,457,450
5.5% 10/1/19 (b)	4,695,000	4,730,213
American Airlines, Inc. pass-thru certificates equipment trust certificate 5.625% 1/15/21 (b)	452,255	466,953
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	2,348,834	2,630,694
5.5% 4/29/22	2,595,509	2,705,818
6.125% 4/29/18	520,000	542,100
9.25% 5/10/17	465,597	506,918
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,985,000	2,029,663
6.75% 5/23/17	1,985,000	2,019,738
8.021% 8/10/22	1,320,132	1,514,851
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18	3,565,000	3,605,106
Series 2013-1 Class B, 5.375% 5/15/23	686,503	703,666
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	2,156,371	2,334,272
9.75% 1/15/17	1,161,076	1,262,670
12% 1/15/16 (b)	207,510	218,923
United Continental Holdings, Inc. 6.375% 6/1/18	300,000	312,750
		37,602,134
Banks & Thrifts - 0.7%
Ally Financial, Inc.:
3.6% 5/21/18	3,985,000	3,989,981
4.125% 3/30/20	3,005,000	2,999,351
4.625% 5/19/22	1,375,000	1,357,813
		8,347,145
Broadcasting - 1.7%
Clear Channel Communications, Inc.:
5.5% 12/15/16	14,830,000	13,791,900
6.875% 6/15/18	255,000	230,775
9% 12/15/19	2,255,000	2,149,015
10% 1/15/18	5,510,000	4,421,775
		20,593,465

	Principal Amount	Value
Building Materials - 1.7%
Building Materials Corp. of America 5.375% 11/15/24 (b)	$ 3,265,000	$ 3,205,740
Building Materials Holding Corp. 9% 9/15/18 (b)	4,410,000	4,707,675
CEMEX Finance LLC 6% 4/1/24 (b)	5,030,000	4,978,191
CEMEX S.A.B. de CV:
6.125% 5/5/25 (b)	2,565,000	2,530,886
6.5% 12/10/19 (b)	1,365,000	1,432,841
HD Supply, Inc. 5.25% 12/15/21 (b)	2,285,000	2,316,419
USG Corp. 5.5% 3/1/25 (b)	1,350,000	1,344,938
		20,516,690
Cable/Satellite TV - 1.7%
Altice SA:
5.375% 7/15/23 (b)	2,385,000	2,325,375
7.75% 7/15/25 (b)	1,670,000	1,603,200
7.75% 7/15/25 (b)	1,500,000	1,455,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 5/1/23 (b)	3,040,000	2,956,400
5.875% 5/1/27 (b)	1,510,000	1,474,138
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)	2,410,000	2,524,475
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (b)(e)	375,000	381,638
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (b)	7,920,000	8,236,800
		20,957,026
Capital Goods - 0.3%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)	3,830,000	4,098,100
Chemicals - 1.4%
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)	3,945,000	3,737,888
LSB Industries, Inc. 7.75% 8/1/19	3,295,000	3,492,700
NOVA Chemicals Corp. 5% 5/1/25 (b)	3,286,000	3,298,323
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	3,140,000	3,210,650
The Chemours Company LLC 6.625% 5/15/23 (b)	3,820,000	3,700,625
		17,440,186
Containers - 1.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(e)	3,609,376	3,722,733
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.2859% 12/15/19 (b)(e)	3,830,000	3,724,675
7% 11/15/20 (b)	1,866,881	1,904,219
Ball Corp. 5.25% 7/1/25	3,675,000	3,633,656
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Beverage Packaging Holdings II SA (Luxembourg) 6% 6/15/17 (b)	$ 3,235,000	$ 3,235,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (b)	1,265,000	1,125,850
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.75% 10/15/20	2,990,000	3,064,750
		20,410,883
Diversified Financial Services - 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.25% 7/1/20	2,605,000	2,606,628
Aircastle Ltd. 5.125% 3/15/21	2,800,000	2,828,000
FLY Leasing Ltd.:
6.375% 10/15/21	2,490,000	2,521,125
6.75% 12/15/20	7,000,000	7,210,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22	9,400,000	9,576,250
ILFC E-Capital Trust I 4.69% 12/21/65 (b)(e)	4,595,000	4,514,588
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	6,600,000	6,567,000
Navient Corp.:
5% 10/26/20	965,000	945,700
5.875% 3/25/21	3,005,000	3,003,107
5.875% 10/25/24	5,000,000	4,700,000
SLM Corp.:
4.875% 6/17/19	2,275,000	2,252,250
5.5% 1/25/23	4,900,000	4,655,000
8% 3/25/20	1,565,000	1,744,975
		53,124,623
Diversified Media - 1.0%
MDC Partners, Inc. 6.75% 4/1/20 (b)	4,630,000	4,612,638
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20	1,985,000	1,975,075
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	1,840,000	1,858,400
WMG Acquisition Corp.:
6% 1/15/21 (b)	1,490,000	1,519,800
6.75% 4/15/22 (b)	2,125,000	2,029,375
		11,995,288
Energy - 11.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,355,000	2,322,996
Antero Resources Corp. 5.125% 12/1/22	3,845,000	3,633,525

	Principal Amount	Value
Baytex Energy Corp.:
5.125% 6/1/21 (b)	$ 1,000,000	$ 937,500
5.625% 6/1/24 (b)	1,115,000	1,034,163
California Resources Corp.:
5% 1/15/20	2,385,000	2,098,800
5.5% 9/15/21	1,445,000	1,257,439
6% 11/15/24	2,085,000	1,793,100
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	915,000	917,288
Citgo Holding, Inc. 10.75% 2/15/20 (b)	1,260,000	1,288,350
Citgo Petroleum Corp. 6.25% 8/15/22 (b)	2,970,000	2,918,025
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	8,310,000	8,434,650
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22	1,175,000	1,198,500
6.25% 4/1/23 (b)	1,175,000	1,222,000
Denbury Resources, Inc. 6.375% 8/15/21	2,550,000	2,448,000
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)	10,435,000	10,382,825
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23 (b)	4,530,000	4,541,325
7.75% 9/1/22	3,760,000	3,948,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	3,250,000	3,473,275
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	6,300,000	6,079,500
Forbes Energy Services Ltd. 9% 6/15/19	7,795,000	6,236,000
Forum Energy Technologies, Inc. 6.25% 10/1/21	2,845,000	2,816,550
Gibson Energy, Inc. 6.75% 7/15/21 (b)	3,635,000	3,753,138
Halcon Resources Corp. 8.625% 2/1/20 (b)	1,705,000	1,683,688
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	1,675,000	1,570,648
5.75% 10/1/25 (b)	1,995,000	1,915,200
Holly Energy Partners LP/Holly Finance Corp. 6.5% 3/1/20	1,170,000	1,167,075
Jupiter Resources, Inc. 8.5% 10/1/22 (b)	2,260,000	1,892,750
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (e)	2,460,000	1,924,950
6.5% 5/15/19	1,920,000	1,550,400
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	5,025,000	5,175,750
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Pacific Drilling V Ltd. 7.25% 12/1/17 (b)	$ 2,620,000	$ 2,253,200
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,845,000	1,951,088
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23 (b)	2,030,000	2,040,150
Rice Energy, Inc.:
6.25% 5/1/22	7,320,000	7,265,100
7.25% 5/1/23 (b)	3,390,000	3,474,750
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 11/15/23 (b)	3,480,000	3,366,900
Rosetta Resources, Inc.:
5.625% 5/1/21	3,715,000	3,947,188
5.875% 6/1/24	3,100,000	3,340,250
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)	3,995,000	3,955,050
5.75% 5/15/24	2,095,000	2,087,144
SemGroup Corp. 7.5% 6/15/21	2,775,000	2,899,875
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (b)	970,000	1,008,800
Teine Energy Ltd. 6.875% 9/30/22 (b)	4,925,000	4,752,625
TerraForm Power Operating LLC 5.875% 2/1/23 (b)	3,135,000	3,182,025
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.125% 10/15/21	855,000	891,338
6.25% 10/15/22 (b)	840,000	869,400
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23 (b)	1,980,000	2,039,400
		138,939,693
Environmental - 0.5%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)	6,380,000	6,587,350
Food & Drug Retail - 0.7%
SUPERVALU, Inc.:
6.75% 6/1/21	5,410,000	5,464,100
7.75% 11/15/22	1,405,000	1,474,372
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (b)	2,005,000	2,007,506
		8,945,978
Food/Beverage/Tobacco - 4.8%
ESAL GmbH 6.25% 2/5/23 (b)	16,470,000	16,222,950
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (b)	4,705,000	4,904,963
H.J. Heinz Co. 4.875% 2/15/25 (b)	1,142,000	1,243,353
JBS Investments GmbH:
7.25% 4/3/24 (b)	3,425,000	3,523,469

	Principal Amount	Value
7.75% 10/28/20 (b)	$ 5,720,000	$ 6,220,500
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	1,080,000	1,067,526
5.875% 7/15/24 (b)	2,765,000	2,782,281
8.25% 2/1/20 (b)	3,830,000	4,059,800
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	11,175,000	11,258,813
Vector Group Ltd. 7.75% 2/15/21	7,035,000	7,527,450
		58,811,105
Gaming - 3.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (b)	4,590,000	3,442,500
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (b)	7,635,000	7,902,225
MCE Finance Ltd. 5% 2/15/21 (b)	5,300,000	5,035,000
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20	3,150,000	2,966,922
11% 10/1/21	3,140,000	2,621,900
Scientific Games Corp.:
6.625% 5/15/21	13,500,000	10,462,500
7% 1/1/22 (b)	3,290,000	3,396,925
10% 12/1/22	4,020,000	3,849,150
Wynn Macau Ltd. 5.25% 10/15/21 (b)	8,515,000	8,046,675
		47,723,797
Healthcare - 4.3%
Community Health Systems, Inc. 6.875% 2/1/22	3,405,000	3,592,275
Endo Finance LLC 5.375% 1/15/23 (b)	1,425,000	1,407,188
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (b)(d)	1,620,000	1,656,450
6% 2/1/25 (b)	3,335,000	3,389,194
HealthSouth Corp.:
5.125% 3/15/23	815,000	809,906
5.75% 11/1/24	1,020,000	1,041,675
Hologic, Inc. 5.25% 7/15/22 (b)(d)	1,410,000	1,439,963
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (b)	3,045,000	3,174,413
Kindred Escrow Corp. II:
8% 1/15/20 (b)	1,825,000	1,952,750
8.75% 1/15/23 (b)	1,825,000	1,982,406
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)	610,000	591,700
Polymer Group, Inc. 6.875% 6/1/19 (b)	1,520,000	1,398,400
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	$ 5,415,000	$ 5,604,525
Tenet Healthcare Corp.:
3.7861% 6/15/20 (b)(e)	2,070,000	2,088,113
5% 3/1/19 (b)	2,265,000	2,265,000
6.75% 6/15/23 (b)	2,360,000	2,407,200
8.125% 4/1/22	13,760,000	15,046,560
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (b)	3,060,000	3,136,500
		52,984,218
Homebuilders/Real Estate - 2.2%
CBRE Group, Inc. 5% 3/15/23	4,162,000	4,203,620
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (b)	1,365,000	1,341,113
Howard Hughes Corp. 6.875% 10/1/21 (b)	2,870,000	3,042,200
Lennar Corp. 4.5% 11/15/19	2,310,000	2,338,875
Meritage Homes Corp. 6% 6/1/25 (b)	1,775,000	1,783,875
Standard Pacific Corp. 5.875% 11/15/24	1,085,000	1,117,550
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.25% 4/15/21 (b)	3,670,000	3,614,950
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)	1,395,000	1,377,563
TRI Pointe Homes, Inc.:
4.375% 6/15/19	990,000	970,200
5.875% 6/15/24	725,000	710,500
William Lyon Homes, Inc.:
5.75% 4/15/19	2,370,000	2,389,244
7% 8/15/22	4,243,000	4,391,505
		27,281,195
Leisure - 1.0%
24 Hour Holdings III LLC 8% 6/1/22 (b)	6,110,000	4,903,275
LTF Merger Sub, Inc. 8.5% 6/15/23 (b)	3,790,000	3,657,350
Royal Caribbean Cruises Ltd. 7.5% 10/15/27	595,000	690,200
Speedway Motorsports, Inc. 5.125% 2/1/23	2,930,000	2,886,050
		12,136,875
Metals/Mining - 4.1%
CONSOL Energy, Inc.:
5.875% 4/15/22	8,505,000	7,229,250
8% 4/1/23 (b)	2,535,000	2,405,081
First Quantum Minerals Ltd.:
6.75% 2/15/20 (b)	6,985,000	6,757,988
7.25% 5/15/22 (b)	3,450,000	3,299,063

	Principal Amount	Value
Lundin Mining Corp.:
7.5% 11/1/20 (b)	$ 3,700,000	$ 3,986,750
7.875% 11/1/22 (b)	3,430,000	3,670,100
Murray Energy Corp. 11.25% 4/15/21 (b)	7,260,000	6,098,400
New Gold, Inc. 6.25% 11/15/22 (b)	7,295,000	7,203,813
Peabody Energy Corp.:
6.25% 11/15/21	7,720,000	2,624,800
7.875% 11/1/26	1,268,000	424,780
10% 3/15/22 (b)	2,310,000	1,432,200
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	1,650,000	1,608,750
8.25% 1/15/21 (b)	1,515,000	1,473,338
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)	2,845,000	2,759,650
		50,973,963
Paper - 1.0%
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)	10,832,000	11,238,200
Xerium Technologies, Inc. 8.875% 6/15/18	1,570,000	1,624,950
		12,863,150
Publishing/Printing - 1.5%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21 (e)	6,375,000	7,012,500
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(e)	8,540,000	8,604,050
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	2,220,000	2,292,150
7% 2/15/22	1,100,000	1,182,500
		19,091,200
Services - 4.2%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	2,160,000	2,008,800
APX Group, Inc.:
6.375% 12/1/19	14,920,000	14,472,400
8.75% 12/1/20	9,705,000	8,734,500
Audatex North America, Inc. 6% 6/15/21 (b)	5,355,000	5,502,263
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	2,370,000	2,435,175
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)	3,550,000	3,301,500
Garda World Security Corp.:
7.25% 11/15/21 (b)	2,200,000	2,112,000
7.25% 11/15/21 (b)	3,715,000	3,566,400
IHS, Inc. 5% 11/1/22 (b)	3,020,000	3,001,125
Nonconvertible Bonds - continued
	Principal Amount	Value
Services - continued
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (e)	$ 4,340,000	$ 4,435,480
United Rentals North America, Inc.:
4.625% 7/15/23	1,245,000	1,220,847
5.5% 7/15/25	995,000	961,419
		51,751,909
Steel - 0.4%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	2,530,000	2,314,950
Steel Dynamics, Inc. 5.125% 10/1/21	2,565,000	2,570,130
		4,885,080
Super Retail - 2.8%
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)	6,275,000	6,573,063
DPL, Inc. 7.75% 10/15/20 (b)	1,910,000	1,547,100
Family Tree Escrow LLC 5.75% 3/1/23 (b)	2,100,000	2,194,500
Hot Topic, Inc. 9.25% 6/15/21 (b)	1,715,000	1,800,750
JC Penney Corp., Inc.:
5.65% 6/1/20	13,474,000	12,160,285
7.4% 4/1/37	4,040,000	3,272,400
8.125% 10/1/19	1,885,000	1,866,150
Netflix, Inc.:
5.5% 2/15/22 (b)	2,470,000	2,550,275
5.875% 2/15/25 (b)	2,470,000	2,556,722
		34,521,245
Technology - 3.9%
ADT Corp.:
4.125% 6/15/23	1,305,000	1,220,175
6.25% 10/15/21	3,545,000	3,722,250
Blue Coat Systems, Inc. 8.375% 6/1/23 (b)	2,680,000	2,726,900
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,030,000	2,931,525
Global Cash Access, Inc. 10% 1/15/22 (b)	3,480,000	3,297,300
Italics Merger Sub, Inc. 7.125% 7/15/23 (b)	2,530,000	2,498,375
Lucent Technologies, Inc.:
6.45% 3/15/29	11,995,000	12,384,838
6.5% 1/15/28	3,265,000	3,362,950
Micron Technology, Inc.:
5.25% 8/1/23 (b)	3,045,000	2,919,394
5.25% 1/15/24 (b)	2,030,000	1,917,081
5.625% 1/15/26 (b)	2,030,000	1,875,213
5.875% 2/15/22	555,000	564,713
Nuance Communications, Inc. 5.375% 8/15/20 (b)	6,043,000	6,073,215

	Principal Amount	Value
Sensata Technologies BV 5% 10/1/25 (b)	$ 2,140,000	$ 2,083,825
SS&C Technologies Holdings, Inc. 5.875% 7/15/23 (b)	1,005,000	1,015,050
		48,592,804
Telecommunications - 12.0%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (b)	8,515,000	9,004,613
Altice Financing SA:
6.5% 1/15/22 (b)	685,000	685,000
6.625% 2/15/23 (b)	2,595,000	2,576,316
Altice Finco SA:
7.625% 2/15/25 (b)	5,555,000	5,332,800
9.875% 12/15/20 (b)	5,890,000	6,479,000
Altice SA:
7.625% 2/15/25 (b)	4,110,000	3,863,400
7.75% 5/15/22 (b)	9,520,000	9,210,600
Columbus International, Inc. 7.375% 3/30/21 (b)	11,520,000	12,384,000
Digicel Group Ltd.:
6% 4/15/21 (b)	9,955,000	9,597,815
7% 2/15/20 (b)	295,000	305,325
7.125% 4/1/22 (b)	5,405,000	5,133,129
8.25% 9/30/20 (b)	7,465,000	7,483,663
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	8,905,000	8,715,769
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	2,205,000	2,293,200
GCI, Inc. 6.875% 4/15/25	2,825,000	2,853,250
Intelsat Jackson Holdings SA 5.5% 8/1/23	1,405,000	1,244,128
Intelsat Luxembourg SA 7.75% 6/1/21	2,565,000	2,141,775
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)	3,040,000	2,964,000
5.375% 8/15/22	3,545,000	3,580,450
5.375% 5/1/25 (b)	1,015,000	978,206
Millicom International Cellular SA 6% 3/15/25 (b)	5,450,000	5,259,250
Numericable Group SA:
4.875% 5/15/19 (b)	1,970,000	1,950,300
6% 5/15/22 (b)	4,540,000	4,474,738
Sprint Capital Corp.:
6.875% 11/15/28	13,020,000	11,197,200
8.75% 3/15/32	12,255,000	11,917,988
Sprint Corp.:
7.625% 2/15/25	5,110,000	4,816,175
7.875% 9/15/23	2,370,000	2,311,461
T-Mobile U.S.A., Inc.:
6% 3/1/23	2,540,000	2,600,325
6.464% 4/28/19	2,610,000	2,688,300
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - continued
T-Mobile U.S.A., Inc.: - continued
6.625% 4/1/23	$ 2,890,000	$ 3,001,988
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	1,880,000	1,851,800
		148,895,964
Transportation Ex Air/Rail - 1.9%
Aguila 3 SA 7.875% 1/31/18 (b)	4,595,000	4,549,050
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)	5,600,000	5,516,000
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (b)	10,285,000	8,909,381
8.125% 2/15/19	3,195,000	2,508,075
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (b)	1,575,000	1,508,063
		22,990,569
Utilities - 6.7%
Atlantic Power Corp. 9% 11/15/18	10,080,000	10,571,400
Calpine Corp.:
5.375% 1/15/23	3,160,000	3,104,700
5.75% 1/15/25	1,580,000	1,536,550
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	6,610,000	6,973,550
Dynegy, Inc.:
6.75% 11/1/19 (b)	5,425,000	5,644,713
7.375% 11/1/22 (b)	8,420,000	8,883,100
7.625% 11/1/24 (b)	10,185,000	10,770,638
Global Partners LP/GLP Finance Corp. 7% 6/15/23 (b)	2,355,000	2,313,788
NRG Energy, Inc.:
6.25% 7/15/22	2,310,000	2,339,337
6.25% 5/1/24	9,120,000	9,051,600
NSG Holdings II, LLC 7.75% 12/15/25 (b)	12,700,138	14,001,903
PPL Energy Supply LLC 6.5% 6/1/25 (b)	1,105,000	1,105,000
RJS Power Holdings LLC 5.125% 7/15/19 (b)	6,165,000	6,041,700
		82,337,979
TOTAL NONCONVERTIBLE BONDS (Cost $1,058,821,620)		1,045,399,614
Commercial Mortgage Securities - 0.0%

LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (e) (Cost $0)	3,351	3,347
Common Stocks - 0.0%
	Shares	Value
Telecommunications - 0.0%
CUI Acquisition Corp. Class E, (Cost $1,273,881)	1	$ 136,007
Bank Loan Obligations - 7.6%
	Principal Amount
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (e)	$ 1,752,300	1,734,777
Broadcasting - 0.5%
Clear Channel Communications, Inc. Tranche D, term loan 6.9366% 1/30/19 (e)	6,645,000	6,171,544
Building Materials - 0.4%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (e)	4,228,046	4,090,635
Tranche 2LN, term loan 7.75% 4/1/22 (e)	625,000	595,313
		4,685,948
Cable/Satellite TV - 0.2%
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	1,333,683	1,336,537
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	1,153,817	1,156,286
		2,492,823
Containers - 0.4%
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (e)	5,033,111	4,982,780
Diversified Financial Services - 0.5%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 11/15/22 (e)	1,575,000	1,559,250
Tranche B 1LN, term loan 4.75% 11/15/21 (e)	399,000	387,030
TransUnion LLC Tranche B 2LN, term loan 3.75% 4/9/21 (e)	3,735,543	3,699,943
		5,646,223
Energy - 0.5%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (e)	3,865,000	3,652,425
Crestwood Holdings Partners LLC Tranche B, term loan 7% 6/19/19 (e)	2,518,308	2,480,533
		6,132,958
Food & Drug Retail - 0.1%
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (e)	884,324	887,640
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - 0.6%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (e)	$ 2,749,574	$ 2,385,256
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	811,248	807,192
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (e)	3,706,375	3,706,375
		6,898,823
Healthcare - 0.4%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (e)	3,117,647	3,124,131
Pharmedium Healthcare Corp. Tranche 2LN, term loan 7.75% 1/28/22 (e)	2,140,000	2,140,000
		5,264,131
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	321,750	304,054
Metals/Mining - 0.5%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	2,059,084	1,848,028
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	5,359,538	4,502,012
		6,350,040
Publishing/Printing - 0.3%
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (e)	3,231,900	3,235,940
Services - 1.5%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (e)	4,452,200	4,324,199
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (e)	3,675,683	3,050,817
Garda World Security Corp.:
term loan 4% 11/8/20 (e)	4,019,367	3,994,246
Tranche DD, term loan 4% 11/8/20 (e)	1,028,210	1,021,784
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (e)	4,861,965	4,545,937
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (e)	1,609,625	1,579,445
		18,516,428

	Principal Amount	Value
Super Retail - 0.5%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (e)	$ 173,688	$ 173,253
6% 5/22/18 (e)	5,951,211	5,943,772
		6,117,025
Technology - 0.6%
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (e)	250,000	249,298
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (e)	4,440,000	4,440,000
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	830,633	819,253
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (e)	1,915,000	1,974,844
		7,483,395
Utilities - 0.5%
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	803,847	789,780
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (e)	5,650,000	5,671,188
		6,460,968
TOTAL BANK LOAN OBLIGATIONS (Cost $96,055,772)		93,365,497
Preferred Securities - 5.7%

Banks & Thrifts - 4.8%
BAC Capital Trust XIV 4% (c)(e)	1,165,000	929,702
Bank of America Corp.:
6.1% (c)(e)	3,060,000	3,075,516
6.25% (c)(e)	1,550,000	1,574,290
6.5% (c)(e)	3,025,000	3,167,944
Barclays Bank PLC 7.625% 11/21/22	15,315,000	17,570,800
Barclays PLC:
6.625% (c)(e)	2,595,000	2,537,283
8.25% (c)(e)	2,900,000	3,072,686
Credit Agricole SA 6.625% (b)(c)(e)	11,580,000	11,318,758
Deutsche Bank AG 7.5% (c)(e)	5,800,000	5,859,390
Goldman Sachs Group, Inc. 5.375% (c)(e)	3,045,000	3,038,901
JPMorgan Chase & Co.:
5.3% (c)(e)	3,040,000	3,048,625
6% (c)(e)	2,890,000	2,940,176
6.75% (c)(e)	1,825,000	2,000,929
		60,135,000
Preferred Securities - continued
	Principal Amount	Value
Diversified Financial Services - 0.9%
Citigroup, Inc.:
5.875% (c)(e)	$ 4,065,000	$ 4,140,841
6.3% (c)(e)	6,770,000	6,663,685
		10,804,526
TOTAL PREFERRED SECURITIES (Cost $69,413,131)		70,939,526
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $23,459,061)	23,459,061	23,459,061
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,249,023,465)		1,233,303,052
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,039,261
NET ASSETS - 100%		$ 1,236,342,313
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $622,858,984 or 50.4% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,810
Other Information

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Telecommunication Services	$ 136,007	$ -	$ -	$ 136,007
Corporate Bonds	1,045,399,614	-	1,045,399,614	-
Commercial Mortgage Securities	3,347	-	3,347	-
Bank Loan Obligations	93,365,497	-	93,365,497	-
Preferred Securities	70,939,526	-	70,939,526	-
Money Market Funds	23,459,061	23,459,061	-	-
Total Investments in Securities:	$ 1,233,303,052	$ 23,459,061	$ 1,209,707,984	$ 136,007
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	71.0%
Canada	6.5%
Luxembourg	6.1%
Austria	3.0%
Bermuda	2.8%
United Kingdom	1.8%
Marshall Islands	1.5%
France	1.5%
Cayman Islands	1.1%
Barbados	1.0%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,225,564,404)	$ 1,209,843,991
Fidelity Central Funds (cost $23,459,061)	23,459,061
Total Investments (cost $1,249,023,465)		$ 1,233,303,052
Receivable for investments sold		9,568,467
Receivable for fund shares sold		116,707
Interest receivable		17,834,934
Distributions receivable from Fidelity Central Funds		1,915
Total assets		1,260,825,075

Liabilities
Payable for investments purchased
Regular delivery	$ 1,005,000
Delayed delivery	3,030,000
Payable for fund shares redeemed	19,588,463
Accrued management fee	617,845
Distribution and service plan fees payable	54,336
Other affiliated payables	126,986
Other payables and accrued expenses	60,132
Total liabilities		24,482,762

Net Assets		$ 1,236,342,313
Net Assets consist of:
Paid in capital		$ 1,260,004,063
Undistributed net investment income		38,176,583
Accumulated undistributed net realized gain (loss) on investments		(46,117,920)
Net unrealized appreciation (depreciation) on investments		(15,720,413)
Net Assets		$ 1,236,342,313

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class:
Net Asset Value, offering price and redemption price per share ($509,384,634 ÷ 88,946,134 shares)	$ 5.73

Service Class:
Net Asset Value, offering price and redemption price per share ($87,728,081 ÷ 15,424,482 shares)	$ 5.69

Service Class 2:
Net Asset Value, offering price and redemption price per share ($182,176,286 ÷ 32,822,319 shares)	$ 5.55

Investor Class:
Net Asset Value, offering price and redemption price per share ($457,053,312 ÷ 80,142,445 shares)	$ 5.70

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 1,810,114
Interest		40,564,742
Income from Fidelity Central Funds		27,810
Total income		42,402,666

Expenses
Management fee	$ 3,767,852
Transfer agent fees	543,205
Distribution and service plan fees	349,092
Accounting fees and expenses	230,916
Custodian fees and expenses	11,395
Independent trustees' compensation	2,886
Audit	40,839
Legal	10,195
Interest	1,078
Miscellaneous	5,740
Total expenses before reductions	4,963,198
Expense reductions	(205)	4,962,993
Net investment income (loss)		37,439,673
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(13,662,450)
Change in net unrealized appreciation (depreciation) on investment securities		28,832,233
Net gain (loss)		15,169,783
Net increase (decrease) in net assets resulting from operations		$ 52,609,456

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,439,673	$ 77,237,671
Net realized gain (loss)	(13,662,450)	26,641,946
Change in net unrealized appreciation (depreciation)	28,832,233	(83,607,302)
Net increase (decrease) in net assets resulting from operations	52,609,456	20,272,315
Distributions to shareholders from net investment income	(3,411,504)	(74,195,346)
Share transactions - net increase (decrease)	(67,278,389)	(220,277,326)
Redemption fees	4,877	238,344
Total increase (decrease) in net assets	(18,075,560)	(273,962,013)

Net Assets
Beginning of period	1,254,417,873	1,528,379,886
End of period (including undistributed net investment income of $38,176,583 and undistributed net investment income of $4,148,414, respectively)	$ 1,236,342,313	$ 1,254,417,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 5.52	$ 5.80	$ 5.81	$ 5.39	$ 5.57	$ 5.29
Income from Investment Operations
Net investment income (loss) E	.160	.317	.330	.361	.391	.439
Net realized and unrealized gain (loss)	.064	(.251)	.014	.405	(.171)	.288
Total from investment operations	.224	.066	.344	.766	.220	.727
Distributions from net investment income	(.014)	(.347)	(.354)	(.346)	(.400)	(.448)
Redemption fees added to paid in capital E	-I	.001	-I	-I	-I	.001
Net asset value, end of period	$ 5.73	$ 5.52	$ 5.80	$ 5.81	$ 5.39	$ 5.57
Total ReturnB, C, D	4.06%	1.16%	5.95%	14.23%	4.03%	13.82%
Ratios to Average Net Assets F, H
Expenses before reductions	.68%A	.68%	.68%	.68%	.69%	.69%
Expenses net of fee waivers, if any	.68%A	.68%	.68%	.68%	.69%	.69%
Expenses net of all reductions	.68%A	.68%	.68%	.68%	.69%	.69%
Net investment income (loss)	5.68%A	5.31%	5.55%	6.22%	6.85%	7.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 509,385	$ 493,390	$ 587,376	$ 606,506	$ 561,514	$ 594,688
Portfolio turnover rateG	86%A	79%	85%	55%	79%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 5.49	$ 5.77	$ 5.78	$ 5.36	$ 5.54	$ 5.26
Income from Investment Operations
Net investment income (loss) E	.156	.309	.323	.353	.384	.431
Net realized and unrealized gain (loss)	.058	(.248)	.015	.407	(.171)	.290
Total from investment operations	.214	.061	.338	.760	.213	.721
Distributions from net investment income	(.014)	(.342)	(.348)	(.340)	(.393)	(.442)
Redemption fees added to paid in capital E	-I	.001	-I	-I	-I	.001
Net asset value, end of period	$ 5.69	$ 5.49	$ 5.77	$ 5.78	$ 5.36	$ 5.54
Total ReturnB, C, D	3.90%	1.07%	5.87%	14.20%	3.93%	13.79%
Ratios to Average Net Assets F, H
Expenses before reductions	.78%A	.78%	.78%	.78%	.79%	.79%
Expenses net of fee waivers, if any	.78%A	.78%	.77%	.78%	.79%	.78%
Expenses net of all reductions	.78%A	.78%	.77%	.78%	.79%	.78%
Net investment income (loss)	5.58%A	5.22%	5.46%	6.13%	6.75%	7.74%
Supplemental Data
Net assets, end of period (000 omitted)	$ 87,728	$ 59,961	$ 68,982	$ 77,397	$ 91,573	$ 98,988
Portfolio turnover rateG	86%A	79%	85%	55%	79%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 5.36	$ 5.64	$ 5.66	$ 5.26	$ 5.45	$ 5.18
Income from Investment Operations
Net investment income (loss) E	.148	.294	.307	.338	.368	.417
Net realized and unrealized gain (loss)	.056	(.244)	.014	.396	(.170)	.287
Total from investment operations	.204	.050	.321	.734	.198	.704
Distributions from net investment income	(.014)	(.331)	(.341)	(.334)	(.388)	(.435)
Redemption fees added to paid in capital E	-I	.001	-I	-I	-I	.001
Net asset value, end of period	$ 5.55	$ 5.36	$ 5.64	$ 5.66	$ 5.26	$ 5.45
Total ReturnB, C, D	3.81%	.90%	5.70%	13.97%	3.72%	13.67%
Ratios to Average Net Assets F, H
Expenses before reductions	.93%A	.93%	.93%	.93%	.94%	.94%
Expenses net of fee waivers, if any	.93%A	.93%	.92%	.93%	.94%	.94%
Expenses net of all reductions	.93%A	.93%	.92%	.93%	.94%	.94%
Net investment income (loss)	5.43%A	5.06%	5.31%	5.98%	6.60%	7.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,176	$ 190,873	$ 280,444	$ 281,065	$ 220,333	$ 182,465
Portfolio turnover rateG	86%A	79%	85%	55%	79%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 5.50	$ 5.78	$ 5.79	$ 5.37	$ 5.56	$ 5.27
Income from Investment Operations
Net investment income (loss) E	.159	.314	.327	.358	.388	.437
Net realized and unrealized gain (loss)	.055	(.250)	.016	.407	(.180)	.298
Total from investment operations	.214	.064	.343	.765	.208	.735
Distributions from net investment income	(.014)	(.345)	(.353)	(.345)	(.398)	(.446)
Redemption fees added to paid in capital E	-I	.001	-I	-I	-I	.001
Net asset value, end of period	$ 5.70	$ 5.50	$ 5.78	$ 5.79	$ 5.37	$ 5.56
Total ReturnB, C, D	3.90%	1.12%	5.95%	14.26%	3.82%	14.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.71%A	.71%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.71%A	.71%	.71%	.71%	.72%	.72%
Expenses net of all reductions	.71%A	.71%	.71%	.71%	.72%	.72%
Net investment income (loss)	5.65%A	5.28%	5.52%	6.20%	6.82%	7.81%
Supplemental Data
Net assets, end of period (000 omitted)	$ 457,053	$ 448,590	$ 499,630	$ 438,772	$ 284,370	$ 244,738
Portfolio turnover rateG	86%A	79%	85%	55%	79%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP High Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares (formerly Investor Class R). The Fund offered Initial Class R shares, Service Class R shares and Service Class 2R shares during the period April 14, 2004 through April 30, 2015, and all outstanding shares were converted to Initial Class shares, Service Class shares and Service Class 2 shares, respectively, by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 23,931,323
Gross unrealized depreciation	(37,614,794)
Net unrealized appreciation (depreciation) on securities and other investments	$ (13,683,471)

Tax cost	$ 1,246,986,523

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (32,444,141)

Trading (Redemption) Fees. Initial Class R shares, Service Class R shares and Service Class 2R shares held by investors less than 60 days may have been subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. These redemption fees were eliminated effective April 30, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $554,552,581 and $542,423,304, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .57% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 38,780
Service Class 2	287,882
Service Class R	17,322*
Service Class 2R	5,108*
$ 349,092

* For the period January 1, 2015 through April 30, 2015.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.10% for Investor Class) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 175,488
Service Class	26,653
Service Class 2	79,204
Initial Class R	6,150*
Service Class R	11,802*
Service Class 2R	1,404*
Investor Class	242,504
$ 543,205

* For the period January 1, 2015 through April 30, 2015.

Accounting Fees. Fidelity Service Company, Inc. (FSC),an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 18,755,667.35%		$ 1,078

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,040 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $205.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015 A	Year ended December 31, 2014
From net investment income
Initial Class	$ 1,236,100	$ 29,255,694
Service Class	152,199	3,521,861
Service Class 2	616,416	11,242,067
Initial Class R	67,910	1,585,629
Service Class R	144,882	1,765,321
Service Class 2R	17,360	249,560
Investor Class	1,176,637	26,575,214
Total	$ 3,411,504	$ 74,195,346

A All Initial Class R shares, Service Class R shares and Service Class 2R shares were converted on April 30, 2015.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	2015 A	2014	2015 A	2014
Initial Class
Shares sold	9,098,586	9,094,930	$ 52,101,386	$ 54,239,073
Reinvestment of distributions	220,339	5,299,945	1,236,100	29,255,694
Shares redeemed	(9,740,285)	(26,215,974)	(55,404,021)	(156,663,331)
Net increase (decrease)	(421,360)	(11,821,099)	$ (2,066,535)	$ (73,168,564)
Service Class
Shares sold	10,573,078	385,847	$ 60,547,491	$ 2,292,406
Reinvestment of distributions	27,325	641,505	152,199	3,521,861
Shares redeemed	(6,105,691)	(2,050,763)	(34,766,081)	(12,143,098)
Net increase (decrease)	4,494,712	(1,023,411)	$ 25,933,609	$ (6,328,831)
Service Class 2
Shares sold	18,455,621	16,938,078	$ 100,698,130	$ 98,040,423
Reinvestment of distributions	113,312	2,097,400	616,416	11,242,067
Shares redeemed	(21,370,217)	(33,119,167)	(118,314,694)	(191,595,066)
Net increase (decrease)	(2,801,284)	(14,083,689)	$ (17,000,148)	$ (82,312,576)
Initial Class R
Shares sold	193,582	507,196	$ 1,076,984	$ 2,996,303
Reinvestment of distributions	12,170	288,296	67,910	1,585,629
Shares redeemed	(5,091,711)	(1,022,351)	(29,179,152)	(6,072,719)
Net increase (decrease)	(4,885,959)	(226,859)	$ (28,034,258)	$ (1,490,787)
Service Class R
Shares sold	5,079,109	952,139	$ 27,805,540	$ 5,607,562
Reinvestment of distributions	26,152	323,319	144,882	1,765,321
Shares redeemed	(10,664,423)	(5,832,878)	(60,715,381)	(34,383,906)
Net increase (decrease)	(5,559,162)	(4,557,420)	$ (32,764,959)	$ (27,011,023)
Service Class 2R
Shares sold	614,608	4,876,418	$ 3,317,120	$ 28,466,468
Reinvestment of distributions	3,185	46,473	17,360	249,560
Shares redeemed	(1,439,867)	(4,871,827)	(8,022,465)	(27,480,999)
Net increase (decrease)	(822,074)	51,064	$ (4,687,985)	$ 1,235,029
Investor Class
Shares sold	7,535,301	19,054,752	$ 42,298,477	$ 113,203,749
Reinvestment of distributions	210,867	4,831,857	1,176,637	26,575,214
Shares redeemed	(9,180,647)	(28,708,283)	(52,133,227)	(170,979,537)
Net increase (decrease)	(1,434,479)	(4,821,674)	$ (8,658,113)	$ (31,200,574)

A All Initial Class R shares, Service Class R shares and Service Class 2R shares were converted on April 30, 2015.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 44% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPHI-SANN-0815
1.705694.117
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments June 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

Fidelity® Variable Insurance Products:

Overseas Portfolio

Semiannual Report

June 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period* January 1, 2015 to June 30, 2015
Initial Class	.80%
Actual		$ 1,000.00	$ 1,093.60	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Service Class	.90%
Actual		$ 1,000.00	$ 1,092.90	$ 4.67
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51
Service Class 2	1.05%
Actual		$ 1,000.00	$ 1,091.60	$ 5.45
HypotheticalA		$ 1,000.00	$ 1,019.59	$ 5.26
Investor Class	.88%
Actual		$ 1,000.00	$ 1,093.30	$ 4.57
HypotheticalA		$ 1,000.00	$ 1,020.43	$ 4.41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of June 30, 2015
United Kingdom	23.1%
Japan	19.1%
United States of America*	9.3%
France	6.7%
Switzerland	6.0%
Cayman Islands	4.7%
Germany	4.2%
Bailiwick of Jersey	2.7%
Italy	2.6%
Other	21.6%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
As of December 31, 2014
United Kingdom	20.6%
Japan	19.4%
United States of America*	11.3%
France	6.9%
Switzerland	6.0%
Cayman Islands	5.3%
Germany	4.3%
South Africa	3.0%
Denmark	2.2%
Other	21.0%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets.
Asset Allocation as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	98.6	98.4
Short-Term Investments and Net Other Assets (Liabilities)	1.4	1.6
Top Ten Stocks as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.1	2.4
Naspers Ltd. Class N (South Africa, Media)	2.0	2.3
Howden Joinery Group PLC (United Kingdom, Specialty Retail)	1.9	0.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.8	1.4
Wolseley PLC (Bailiwick of Jersey, Trading Companies & Distributors)	1.7	0.0
Misumi Group, Inc. (Japan, Trading Companies & Distributors)	1.6	1.6
Sanofi SA (France, Pharmaceuticals)	1.5	1.5
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.5	1.3
Rakuten, Inc. (Japan, Internet & Catalog Retail)	1.5	2.1
Rightmove PLC (United Kingdom, Media)	1.2	1.0
	16.8
Market Sectors as of June 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	28.2	26.4
Financials	18.2	17.4
Information Technology	13.1	14.6
Health Care	11.1	10.4
Consumer Staples	10.5	12.0
Industrials	6.8	6.0
Energy	4.5	4.4
Materials	3.7	4.4
Telecommunication Services	2.5	2.8

Semiannual Report

Investments June 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 2.2%
AMP Ltd.	423,882	$ 1,968,818
BHP Billiton Ltd.	318,002	6,486,865
Carsales.com Ltd. (d)	320,637	2,520,878
iSelect Ltd. (a)	6,325,337	7,027,652
Macquarie Group Ltd.	99,742	6,264,214
McMillan Shakespeare Ltd.	614,761	5,734,515
Rio Tinto Ltd.	24,301	1,007,782
WorleyParsons Ltd.	649,583	5,217,344
TOTAL AUSTRALIA		36,228,068
Bailiwick of Jersey - 2.7%
Glencore Xstrata PLC	1,059,458	4,249,911
Shire PLC	157,900	12,687,197
Wolseley PLC	438,390	27,986,768
TOTAL BAILIWICK OF JERSEY		44,923,876
Belgium - 0.7%
Ageas	66,760	2,571,838
KBC Groep NV	58,487	3,908,342
UCB SA	72,400	5,197,248
TOTAL BELGIUM		11,677,428
Bermuda - 0.7%
Clear Media Ltd.	2,035,000	2,389,006
Oriental Watch Holdings Ltd.	7,028,000	1,205,854
Signet Jewelers Ltd.	57,700	7,399,448
TOTAL BERMUDA		10,994,308
Brazil - 0.9%
BB Seguridade Participacoes SA	636,600	6,982,104
Cielo SA	633,936	8,934,764
TOTAL BRAZIL		15,916,868
Canada - 0.8%
Avigilon Corp. (a)(d)	196,500	2,649,367
Entertainment One Ltd.	1,780,651	9,960,338
MDC Partners, Inc. Class A (sub. vtg.)	37,700	742,690
Performance Sports Group Ltd. (a)	55,161	992,810
TOTAL CANADA		14,345,205
Cayman Islands - 4.7%
58.com, Inc. ADR (a)	153,700	9,846,022
Alibaba Group Holding Ltd. sponsored ADR	197,500	16,248,325
Autohome, Inc. ADR Class A (a)	89,000	4,498,060
Baidu.com, Inc. sponsored ADR (a)	33,600	6,689,088
Bitauto Holdings Ltd. ADR (a)	42,600	2,174,730
Ctrip.com International Ltd. sponsored ADR (a)	115,800	8,409,396
Fu Shou Yuan International Group Ltd.	4,974,000	2,765,633
Homeinns Hotel Group ADR (a)	41,000	1,267,720
PW Medtech Group Ltd. (a)	3,882,000	1,467,353

	Shares	Value
Qunar Cayman Islands Ltd. sponsored ADR (a)	114,800	$ 4,919,180
Tencent Holdings Ltd.	1,027,000	20,536,439
TOTAL CAYMAN ISLANDS		78,821,946
China - 0.9%
Kweichow Moutai Co. Ltd.	229,513	9,536,208
TravelSky Technology Ltd. (H Shares)	3,393,000	4,998,750
TOTAL CHINA		14,534,958
Denmark - 1.9%
Danske Bank A/S	96,100	2,826,175
Novo Nordisk A/S:
Series B	80,625	4,424,287
Series B sponsored ADR	448,700	24,570,812
TOTAL DENMARK		31,821,274
France - 6.7%
AXA SA	114,920	2,899,323
AXA SA sponsored ADR	135,400	3,418,850
BNP Paribas SA	181,503	10,957,178
Edenred SA	120,373	2,974,495
GameLoft SE (a)	537,900	2,302,763
Hermes International SCA	8,548	3,188,650
Iliad SA	19,126	4,240,003
Ipsen SA	169,800	9,367,586
Orange SA	877,700	13,564,291
Pernod Ricard SA	80,600	9,309,176
Safran SA	71,900	4,872,787
Sanofi SA	139,290	13,779,954
Sanofi SA sponsored ADR	240,622	11,918,008
Societe Generale Series A	60,951	2,845,118
Total SA	298,200	14,627,000
Ubisoft Entertainment SA (a)	134,867	2,402,696
TOTAL FRANCE		112,667,878
Germany - 2.6%
Allianz SE	36,918	5,757,404
Axel Springer Verlag AG	131,100	6,882,525
Bayer AG	141,478	19,802,593
Commerzbank AG (a)	55,520	709,643
CTS Eventim AG	243,193	8,867,101
Deutsche Bank AG	74,681	2,245,412
TOTAL GERMANY		44,264,678
Hong Kong - 1.6%
AIA Group Ltd.	2,502,600	16,384,717
Television Broadcasts Ltd.	1,688,600	10,020,654
TOTAL HONG KONG		26,405,371
India - 0.4%
Info Edge India Ltd.	415,996	5,589,859
Just Dial Ltd.	65,509	1,307,847
TOTAL INDIA		6,897,706
Common Stocks - continued
	Shares	Value
Ireland - 1.3%
Glanbia PLC	405,200	$ 7,964,127
Kingspan Group PLC (United Kingdom)	331,700	8,017,172
Paddy Power PLC (Ireland)	62,280	5,337,304
TOTAL IRELAND		21,318,603
Isle of Man - 0.7%
Playtech Ltd.	904,198	11,628,602
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	80,100	3,491,421
Italy - 2.6%
Assicurazioni Generali SpA	158,500	2,855,532
Eni SpA	169,000	3,001,714
Eni SpA sponsored ADR (d)	67,900	2,415,882
Intesa Sanpaolo SpA	4,575,300	16,615,136
Mediaset SpA	2,934,000	14,104,422
Tod's SpA (d)	46,016	4,370,840
TOTAL ITALY		43,363,526
Japan - 19.1%
Arcland Service Co. Ltd.	209,600	8,957,045
Astellas Pharma, Inc.	1,428,000	20,366,663
Cosmos Pharmaceutical Corp.	38,500	5,222,045
Daiwa Securities Group, Inc.	490,000	3,672,247
Dentsu, Inc.	370,500	19,193,283
East Japan Railway Co.	43,300	3,895,355
Fuji Media Holdings, Inc.	161,900	2,149,671
Fukuda Denshi Co. Ltd.	33,200	1,844,671
Hitachi Ltd.	1,572,000	10,363,113
Honda Motor Co. Ltd.	277,700	8,975,223
Hoya Corp.	277,200	11,114,274
Infomart Corp. (d)	105,400	1,331,441
Japan Tobacco, Inc.	319,800	11,394,271
JTEKT Corp.	190,700	3,611,902
Keyence Corp.	25,620	13,828,959
Misumi Group, Inc.	1,927,800	27,376,855
Mitsubishi UFJ Financial Group, Inc.	2,397,200	17,246,575
MS&AD Insurance Group Holdings, Inc.	177,500	5,530,151
Nakanishi, Inc.	42,600	1,684,716
NEXT Co. Ltd.	2,080,800	14,604,790
Nomura Holdings, Inc.	505,000	3,409,683
Olympus Corp.	175,400	6,062,361
OMRON Corp.	152,800	6,642,121
ORIX Corp.	1,140,600	16,971,300
Rakuten, Inc.	1,566,400	25,309,932
Recruit Holdings Co. Ltd.	308,200	9,405,785
Sony Corp.	30,500	866,104
Sony Corp. sponsored ADR	149,800	4,252,822
Sumitomo Mitsui Financial Group, Inc.	270,800	12,055,800
Sundrug Co. Ltd.	39,700	2,364,775
Suzuki Motor Corp.	128,100	4,328,092

	Shares	Value
Tokio Marine Holdings, Inc.	136,600	$ 5,685,667
Toyota Motor Corp.	223,200	14,935,938
Toyota Motor Corp. sponsored ADR	2,900	387,875
Welcia Holdings Co. Ltd. (d)	372,500	17,014,136
TOTAL JAPAN		322,055,641
Korea (South) - 0.9%
LG Household & Health Care Ltd.	2,890	1,997,981
Medy-Tox, Inc.	10,490	5,218,952
NAVER Corp.	13,731	7,775,782
TOTAL KOREA (SOUTH)		14,992,715
Malta - 0.5%
Kambi Group PLC (a)	370,600	3,107,016
Unibet Group PLC unit	89,400	5,446,058
TOTAL MALTA		8,553,074
Mauritius - 0.1%
MakeMyTrip Ltd. (a)	85,800	1,688,544
Netherlands - 0.8%
AEGON NV	259,400	1,913,904
ASML Holding NV	31,411	3,270,827
ING Groep NV (Certificaten Van Aandelen)	525,384	8,724,201
TOTAL NETHERLANDS		13,908,932
New Zealand - 0.3%
EBOS Group Ltd.	225,407	1,565,657
Ryman Healthcare Group Ltd.	561,021	3,010,993
TOTAL NEW ZEALAND		4,576,650
Norway - 1.3%
Schibsted ASA:
(B Shares)	187,700	5,836,560
(B Shares) (a)	187,700	5,673,769
Statoil ASA	14,100	252,150
Statoil ASA sponsored ADR (d)	560,000	10,024,000
TOTAL NORWAY		21,786,479
Philippines - 0.1%
Melco Crown Philippines Resort (a)	21,149,500	2,400,422
South Africa - 2.2%
Clicks Group Ltd.	434,211	3,212,148
Naspers Ltd. Class N	213,500	33,255,178
TOTAL SOUTH AFRICA		36,467,326
Spain - 2.0%
Atresmedia Corporacion de Medios de Comunicacion SA	695,100	10,771,558
Banco Bilbao Vizcaya Argentaria SA	253,082	2,493,860
Banco Santander SA (Spain)	373,621	2,628,058
Mediaset Espana Comunicacion, S.A.	638,915	8,373,021
Melia Hotels International SA (d)	729,400	9,627,952
TOTAL SPAIN		33,894,449
Common Stocks - continued
	Shares	Value
Sweden - 1.1%
Nordea Bank AB	465,800	$ 5,809,963
Svenska Cellulosa AB (SCA) (B Shares)	382,100	9,716,301
Swedbank AB (A Shares)	102,432	2,388,476
TOTAL SWEDEN		17,914,740
Switzerland - 6.0%
Compagnie Financiere Richemont SA Series A	139,270	11,319,570
Credit Suisse Group AG	334,497	9,227,933
Julius Baer Group Ltd.	55,980	3,140,436
Nestle SA	477,006	34,416,287
Swiss Re Ltd.	46,826	4,144,448
Syngenta AG (Switzerland)	46,146	18,828,580
UBS Group AG	591,162	12,538,363
UBS Group AG	184,900	3,919,880
Zurich Insurance Group AG	11,638	3,542,622
TOTAL SWITZERLAND		101,078,119
United Kingdom - 23.1%
Al Noor Hospitals Group PLC	121,600	1,805,555
Amec Foster Wheeler PLC	412,650	5,300,476
Anglo American PLC (United Kingdom)	92,300	1,333,406
AstraZeneca PLC (United Kingdom)	209,158	13,237,663
Aviva PLC	329,400	2,551,330
B&M European Value Retail S.A.	1,276,381	6,876,906
Barclays PLC	2,571,808	10,540,940
Barclays PLC sponsored ADR	200,951	3,303,634
BG Group PLC	330,838	5,510,045
BHP Billiton PLC	339,952	6,684,030
BP PLC	881,993	5,853,505
Brammer PLC	1,085,200	5,264,560
Burberry Group PLC	235,700	5,818,098
Dechra Pharmaceuticals PLC	159,300	2,460,450
Diageo PLC	524,328	15,184,429
Dunelm Group PLC	464,300	6,605,907
Foxtons Group PLC	1,321,579	4,919,302
GlaxoSmithKline PLC	301,500	6,268,772
Howden Joinery Group PLC	3,941,600	32,050,012
HSBC Holdings PLC:
(United Kingdom)	951,520	8,520,304
sponsored ADR	252,732	11,324,921
Integrated Diagnostics Holdings PLC (a)	136,100	796,185
ITV PLC	4,354,600	18,015,421
Johnson Matthey PLC	195,598	9,336,787
JUST EAT Ltd. (a)	383,762	2,452,947
Lloyds Banking Group PLC	14,561,844	19,544,900
M&C Saatchi PLC	721,800	3,337,172
Micro Focus International PLC	47,300	1,011,497
Moneysupermarket.com Group PLC	1,285,300	5,880,864
Poundland Group PLC	353,948	1,798,003
Prudential PLC	220,034	5,302,722
Rightmove PLC	407,600	20,987,268

	Shares	Value
Rio Tinto PLC	117,515	$ 4,833,743
Rio Tinto PLC sponsored ADR (d)	34,900	1,438,229
Rolls-Royce Group PLC (e)	397,308	5,431,151
Royal Bank of Scotland Group PLC (a)	255,480	1,412,680
Royal Dutch Shell PLC:
Class A (United Kingdom)	559,388	15,816,228
Class B (United Kingdom)	351,684	10,012,628
Royal Mail PLC	117,700	951,496
SABMiller PLC	286,100	14,852,624
Sports Direct International PLC (a)	542,665	6,126,379
Standard Chartered PLC (United Kingdom)	158,211	2,533,122
SThree PLC	229,400	1,349,866
Taylor Wimpey PLC	1,623,100	4,738,450
Ted Baker PLC	78,300	3,587,522
Tesco PLC	1,910,800	6,366,371
Thomas Cook Group PLC (a)	1,129,600	2,428,041
Travis Perkins PLC	185,900	6,163,212
Virgin Money Holdings Uk PLC (a)	1,387,200	9,601,305
Vodafone Group PLC	6,992,200	25,506,815
William Hill PLC	1,458,044	9,234,826
Zoopla Property Group PLC (d)	1,343,800	5,869,819
TOTAL UNITED KINGDOM		388,132,518
United States of America - 7.9%
BlackRock, Inc. Class A	35,000	12,109,300
Boston Beer Co., Inc. Class A (a)	15,000	3,479,850
Dunkin' Brands Group, Inc. (d)	93,000	5,115,000
eBay, Inc. (a)	101,200	6,096,288
Facebook, Inc. Class A (a)	139,400	11,955,641
Google, Inc.:
Class A (a)	15,200	8,208,608
Class C	13,236	6,889,470
MercadoLibre, Inc. (d)	40,000	5,668,000
Monsanto Co.	57,603	6,139,904
Monster Beverage Corp. (a)	77,100	10,332,942
Priceline Group, Inc. (a)	13,360	15,382,303
Reynolds American, Inc.	26,151	1,952,434
Sprouts Farmers Market LLC (a)	222,400	6,000,352
Tiffany & Co., Inc.	94,000	8,629,200
TripAdvisor, Inc. (a)	40,700	3,546,598
Visa, Inc. Class A	256,500	17,223,975
Zillow Group, Inc. (a)(d)	57,900	5,022,246
TOTAL UNITED STATES OF AMERICA		133,752,111
TOTAL COMMON STOCKS (Cost $1,326,381,825)		1,630,503,436
Nonconvertible Preferred Stocks - 1.6%
	Shares	Value
Germany - 1.6%
Sartorius AG (non-vtg.)	39,500	$ 7,343,099
Volkswagen AG	83,547	19,373,614
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,191,840)		26,716,713
Money Market Funds - 3.9%

Fidelity Cash Central Fund, 0.15% (b)	26,790,476	26,790,476
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	39,113,201	39,113,201
TOTAL MONEY MARKET FUNDS (Cost $65,903,677)		65,903,677
TOTAL INVESTMENT PORTFOLIO - 102.5% (Cost $1,405,477,342)	1,723,123,826
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(41,500,055)
NET ASSETS - 100%	$ 1,681,623,771
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) A portion of the security sold on a delayed delivery basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,790
Fidelity Securities Lending Cash Central Fund	425,477
Total	$ 440,267
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of June 30, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 474,962,366	$ 438,865,531	$ 36,096,835	$ -
Consumer Staples	173,807,878	117,840,791	55,967,087	-
Energy	78,030,972	22,957,702	55,073,270	-
Financials	305,917,831	175,726,989	130,190,842	-
Health Care	185,995,049	135,597,176	50,397,873	-
Industrials	113,035,919	113,035,919	-	-
Information Technology	221,819,788	201,283,349	20,536,439	-
Materials	60,339,237	22,172,613	38,166,624	-
Telecommunication Services	43,311,109	4,240,003	39,071,106	-
Money Market Funds	65,903,677	65,903,677	-	-
Total Investments in Securities:	$ 1,723,123,826	$ 1,297,623,750	$ 425,500,076	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 12,439,324
Level 2 to Level 1	$ 365,086,104

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $37,822,213) - See accompanying schedule: Unaffiliated issuers (cost $1,339,573,665)	$ 1,657,220,149
Fidelity Central Funds (cost $65,903,677)	65,903,677
Total Investments (cost $1,405,477,342)		$ 1,723,123,826
Cash		237
Foreign currency held at value (cost $395,598)		388,309
Receivable for securities sold on a delayed delivery basis		71,483
Receivable for fund shares sold		806,584
Dividends receivable		3,807,877
Distributions receivable from Fidelity Central Funds		87,453
Other receivables		281,025
Total assets		1,728,566,794

Liabilities
Payable for investments purchased	$ 1,130,870
Payable for fund shares redeemed	4,677,138
Accrued management fee	959,649
Distribution and service plan fees payable	92,212
Other affiliated payables	181,141
Other payables and accrued expenses	788,812
Collateral on securities loaned, at value	39,113,201
Total liabilities		46,943,023

Net Assets		$ 1,681,623,771
Net Assets consist of:
Paid in capital		$ 1,512,602,593
Undistributed net investment income		15,784,814
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(164,327,995)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		317,564,359
Net Assets		$ 1,681,623,771

Statement of Assets and Liabilities - continued

June 30, 2015 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($830,436,441 ÷ 40,612,058 shares)	$ 20.45

Service Class: Net Asset Value, offering price and redemption price per share ($151,926,598 ÷ 7,463,224 shares)	$ 20.36

Service Class 2: Net Asset Value, offering price and redemption price per share ($369,404,844 ÷ 18,240,223 shares)	$ 20.25

Investor Class: Net Asset Value, offering price and redemption price per share ($329,855,888 ÷ 16,187,185 shares)	$ 20.38

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2015 (Unaudited)

Investment Income
Dividends		$ 26,247,339
Income from Fidelity Central Funds		440,267
Income before foreign taxes withheld		26,687,606
Less foreign taxes withheld		(1,755,793)
Total income		24,931,813

Expenses
Management fee	$ 5,572,215
Transfer agent fees	679,678
Distribution and service plan fees	536,207
Accounting and security lending fees	374,517
Custodian fees and expenses	87,960
Independent trustees' compensation	3,487
Appreciation in deferred trustee compensation account	51
Audit	33,926
Legal	2,485
Interest	828
Miscellaneous	7,287
Total expenses before reductions	7,298,641
Expense reductions	(38,539)	7,260,102
Net investment income (loss)		17,671,711
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,677,986
Foreign currency transactions	(224,439)
Total net realized gain (loss)		21,453,547
Change in net unrealized appreciation (depreciation) on: Investment securities	106,159,846
Assets and liabilities in foreign currencies	84,355
Total change in net unrealized appreciation (depreciation)		106,244,201
Net gain (loss)		127,697,748
Net increase (decrease) in net assets resulting from operations		$ 145,369,459

Statement of Changes in Net Assets

	Six months ended June 30, 2015 (Unaudited)	Year ended December 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 17,671,711	$ 26,193,585
Net realized gain (loss)	21,453,547	122,106,858
Change in net unrealized appreciation (depreciation)	106,244,201	(292,365,617)
Net increase (decrease) in net assets resulting from operations	145,369,459	(144,065,174)
Distributions to shareholders from net investment income	-	(21,544,632)
Distributions to shareholders from net realized gain	-	(437,196)
Total distributions	-	(21,981,828)
Share transactions - net increase (decrease)	(53,586,258)	(52,174,315)
Redemption fees	3,391	20,145
Total increase (decrease) in net assets	91,786,592	(218,201,172)

Net Assets
Beginning of period	1,589,837,179	1,808,038,351
End of period (including undistributed net investment income of $15,784,814 and distributions in excess of net investment income of $1,886,897, respectively)	$ 1,681,623,771	$ 1,589,837,179

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.70	$ 20.64	$ 16.09	$ 13.63	$ 16.77	$ 15.05
Income from Investment Operations
Net investment income (loss) E	.22	.32 H	.25	.29	.26	.21
Net realized and unrealized gain (loss)	1.53	(1.98)	4.63	2.53	(3.14)	1.76
Total from investment operations	1.75	(1.66)	4.88	2.82	(2.88)	1.97
Distributions from net investment income	-	(.27)	(.26)	(.30) I	(.23)	(.22)
Distributions from net realized gain	-	(.01)	(.07)	(.06) I	(.03)	(.03)
Total distributions	-	(.28)	(.33)	(.36)	(.26)	(.25)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.45	$ 18.70	$ 20.64	$ 16.09	$ 13.63	$ 16.77
Total ReturnB, C, D	9.36%	(8.08)%	30.44%	20.74%	(17.16)%	13.11%
Ratios to Average Net Assets F, J
Expenses before reductions	.80%A	.82%	.84%	.85%	.85%	.86%
Expenses net of fee waivers, if any	.80%A	.82%	.84%	.85%	.85%	.85%
Expenses net of all reductions	.80%A	.82%	.83%	.83%	.83%	.83%
Net investment income (loss)	2.21%A	1.62% H	1.41%	1.94%	1.59%	1.41%
Supplemental Data
Net assets, end of period (000 omitted)	$ 830,436	$ 726,566	$ 829,382	$ 659,258	$ 598,862	$ 779,501
Portfolio turnover rate G	30%A	39%	34%	41%	45%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.08 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.24%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.63	$ 20.56	$ 16.02	$ 13.58	$ 16.70	$ 14.99
Income from Investment Operations
Net investment income (loss) E	.21	.30 H	.24	.28	.24	.19
Net realized and unrealized gain (loss)	1.52	(1.97)	4.61	2.50	(3.12)	1.75
Total from investment operations	1.73	(1.67)	4.85	2.78	(2.88)	1.94
Distributions from net investment income	-	(.25)	(.24)	(.29) I	(.21)	(.20)
Distributions from net realized gain	-	(.01)	(.07)	(.06) I	(.03)	(.03)
Total distributions	-	(.26)	(.31)	(.34) L	(.24)	(.23)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.36	$ 18.63	$ 20.56	$ 16.02	$ 13.58	$ 16.70
Total ReturnB, C, D	9.29%	(8.16)%	30.38%	20.54%	(17.23)%	12.99%
Ratios to Average Net Assets F, J
Expenses before reductions	.90%A	.92%	.94%	.95%	.95%	.96%
Expenses net of fee waivers, if any	.90%A	.92%	.94%	.95%	.95%	.95%
Expenses net of all reductions	.90%A	.92%	.93%	.93%	.93%	.93%
Net investment income (loss)	2.11%A	1.52% H	1.31%	1.84%	1.49%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$ 151,927	$ 100,058	$ 118,920	$ 110,468	$ 108,921	$ 162,394
Portfolio turnover rate G	30%A	39%	34%	41%	45%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.14%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.34 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.059 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.55	$ 20.47	$ 15.95	$ 13.52	$ 16.62	$ 14.92
Income from Investment Operations
Net investment income (loss) E	.19	.27 H	.21	.25	.21	.17
Net realized and unrealized gain (loss)	1.51	(1.96)	4.59	2.50	(3.09)	1.74
Total from investment operations	1.70	(1.69)	4.80	2.75	(2.88)	1.91
Distributions from net investment income	-	(.22)	(.21)	(.26) I	(.19)	(.18)
Distributions from net realized gain	-	(.01)	(.07)	(.06) I	(.03)	(.03)
Total distributions	-	(.23)	(.28)	(.32)	(.22)	(.21)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.25	$ 18.55	$ 20.47	$ 15.95	$ 13.52	$ 16.62
Total ReturnB, C, D	9.16%	(8.30)%	30.17%	20.38%	(17.34)%	12.83%
Ratios to Average Net Assets F, J
Expenses before reductions	1.05%A	1.07%	1.09%	1.10%	1.10%	1.11%
Expenses net of fee waivers, if any	1.05%A	1.07%	1.09%	1.10%	1.10%	1.10%
Expenses net of all reductions	1.05%A	1.07%	1.08%	1.08%	1.08%	1.08%
Net investment income (loss)	1.96%A	1.37% H	1.16%	1.69%	1.34%	1.16%
Supplemental Data
Net assets, end of period (000 omitted)	$ 369,405	$ 266,860	$ 316,863	$ 349,364	$ 342,206	$ 461,033
Portfolio turnover rate G	30%A	39%	34%	41%	45%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .99%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2015	Years ended December 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 18.64	$ 20.58	$ 16.04	$ 13.60	$ 16.73	$ 15.01
Income from Investment Operations
Net investment income (loss) E	.21	.30 H	.24	.28	.24	.20
Net realized and unrealized gain (loss)	1.53	(1.98)	4.62	2.51	(3.12)	1.76
Total from investment operations	1.74	(1.68)	4.86	2.79	(2.88)	1.96
Distributions from net investment income	-	(.26)	(.25)	(.29) I	(.22)	(.21)
Distributions from net realized gain	-	(.01)	(.07)	(.06) I	(.03)	(.03)
Total distributions	-	(.26) L	(.32)	(.35)	(.25)	(.24)
Redemption fees added to paid in capital E, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.38	$ 18.64	$ 20.58	$ 16.04	$ 13.60	$ 16.73
Total ReturnB, C, D	9.33%	(8.17)%	30.40%	20.54%	(17.22)%	13.07%
Ratios to Average Net Assets F, J
Expenses before reductions	.88%A	.90%	.92%	.93%	.93%	.95%
Expenses net of fee waivers, if any	.88%A	.90%	.92%	.93%	.93%	.94%
Expenses net of all reductions	.87%A	.90%	.91%	.92%	.91%	.92%
Net investment income (loss)	2.13%A	1.54% H	1.33%	1.85%	1.51%	1.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 329,856	$ 279,760	$ 294,173	$ 175,442	$ 152,810	$ 177,984
Portfolio turnover rate G	30%A	39%	34%	41%	45%	50%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.07 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.16%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L Total distributions of $.26 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2015 (Unaudited)

1. Organization.

VIP Overseas Portfolio (the Fund) is a fund of Variable Insurance Products Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class Shares (formerly Investor Class R). The Fund offered Initial Class R shares, Service Class R shares and Service Class 2R shares during the period April 24, 2002 through April 30, 2015, and all outstanding shares were converted to Initial Class shares, Service Class shares and Service Class 2 shares, respectively, by April 30, 2015. All classes have equal rights and voting privileges, except for matters affecting a single class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2015, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 404,981,481
Gross unrealized depreciation	(101,543,910)
Net unrealized appreciation (depreciation) on securities	$ 303,437,571

Tax cost	$ 1,419,686,255

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (169,634,233)

The Fund elected to defer to its next fiscal year approximately $1,506,154 of capital losses recognized during the period November 1, 2014 to December 31, 2014.

Trading (Redemption) Fees. Initial Class shares, Service Class R shares, Service Class 2R shares, and Investor Class R shares held by investors less than 60 days may have been subject to a redemption fee equal to 1% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. These redemption fees were eliminated effective April 30, 2015.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $246,496,061 and $282,112,805, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .424% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' and Service Class R's average net assets and .25% of Service Class 2's and Service Class 2R's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 59,786
Service Class 2	386,281
Service Class R	15,437*
Service Class 2R	74,703*
$ 536,207

* For the period January 1, 2015 through April 30, 2015.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class R) pays a fee for transfer agent services, typesetting, printing and mailing of shareholder reports, excluding mailing of proxy statements and out of pocket expenses, equal to an annual rate of .07% (.15% for Investor Class R) of class-level average net assets. For the period, transfer agent fees for each class, including out of pocket expenses, were as follows:

Initial Class	$ 261,300
Service Class	39,954
Service Class 2	103,124
Initial Class R	19,736*
Service Class R	10,184*
Service Class 2R	19,712*
Investor Class	225,668
$ 679,678

* For the period January 1, 2015 through April 30, 2015.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $579 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 14,060,500.35%		$ 828

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,274 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $425,477, including $8,508 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,214 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $10.

In addition, the investment adviser reimbursed and/or waived a portion of the Fund's operating expenses, including certain Investor Class expenses during the period in the amount of $6,315.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2015A	Year ended December 31, 2014
From net investment income
Initial Class	$ -	$ 10,433,570
Service Class	-	1,332,782
Service Class 2	-	3,106,546
Initial Class R	-	1,229,751
Service Class R	-	601,107
Service Class 2R	-	1,029,325
Investor Class	-	3,811,551
Total	$ -	$ 21,544,632
From net realized gain
Initial Class	$ -	$ 197,461
Service Class	-	28,825
Service Class 2	-	77,133
Initial Class R	-	25,187
Service Class R	-	13,104
Service Class 2R	-	22,313
Investor Class	-	73,173
Total	$ -	$ 437,196

A All Initial Class R shares, Service Class R shares and Service Class 2R shares were converted on April 30, 2015.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2015A	Year ended December 31, 2014	Six months ended June 30, 2015A	Year ended December 31, 2014
Initial Class
Shares sold	7,004,793	4,646,866	$ 142,273,874	$ 91,533,995
Reinvestment of distributions	-	560,055	-	10,631,031
Shares redeemed	(5,243,052)	(6,531,046)	(105,015,211)	(129,396,566)
Net increase (decrease)	1,761,741	(1,324,125)	$ 37,258,663	$ (27,231,540)
Service Class
Shares sold	2,598,091	374,059	$ 52,897,119	$ 7,444,554
Reinvestment of distributions	-	71,985	-	1,361,607
Shares redeemed	(506,230)	(858,107)	(10,012,059)	(17,001,886)
Net increase (decrease)	2,091,861	(412,063)	$ 42,885,060	$ (8,195,725)
Service Class 2
Shares sold	5,474,394	1,281,630	$ 110,848,268	$ 25,126,390
Reinvestment of distributions	-	169,089	-	3,183,679
Shares redeemed	(1,623,181)	(2,540,783)	(32,161,654)	(49,934,018)
Net increase (decrease)	3,851,213	(1,090,064)	$ 78,686,614	$ (21,623,949)
Initial Class R
Shares sold	117,551	281,639	$ 2,308,645	$ 5,561,894
Reinvestment of distributions	-	66,280	-	1,254,938
Shares redeemed	(4,732,077)	(784,514)	(96,399,349)	(15,546,890)
Net increase (decrease)	(4,614,526)	(436,595)	$ (94,090,704)	$ (8,730,058)
Service Class R
Shares sold	43,058	192,163	$ 836,702	$ 3,798,857
Reinvestment of distributions	-	32,541	-	614,211
Shares redeemed	(2,477,682)	(428,216)	(50,310,170)	(8,429,221)
Net increase (decrease)	(2,434,624)	(203,512)	$ (49,473,468)	$ (4,016,153)
Service Class 2R
Shares sold	254,618	636,022	$ 4,813,970	$ 12,380,236
Reinvestment of distributions	-	56,434	-	1,051,638
Shares redeemed	(4,899,430)	(515,505)	(98,164,277)	(10,031,982)
Net increase (decrease)	(4,644,812)	176,951	$ (93,350,307)	$ 3,399,892
Investor Class
Shares sold	2,342,137	2,228,032	$ 47,608,825	$ 44,085,892
Reinvestment of distributions	-	205,297	-	3,884,724
Shares redeemed	(1,159,753)	(1,720,598)	(23,110,941)	(33,747,398)
Net increase (decrease)	1,182,384	712,731	$ 24,497,884	$ 14,223,218

A All Initial Class R shares, Service Class R shares and Service Class 2R shares were converted on April 30, 2015.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 18% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management (U.K.) Limited

Fidelity Management & Research (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPOVRS-SANN-0815
1.705696.117

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 24, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 24, 2015